                                  MONARCH FUNDS

                               TREASURY CASH FUND
                              GOVERNMENT CASH FUND
                                    CASH FUND

                              INSTITUTIONAL SHARES

                      Supplement Dated February 23, 1996 to
                        Prospectus Dated November 1, 1995


FUND BUSINESS DAYS. Institutional Shares may be purchased and redeemed between the hours of 6:00 a.m. and 3:00 p.m., Pacific time, except on Federal holidays and any other days that the Federal Reserve Bank of San Francisco is closed ("Fund Business Days"). The Funds will be open on Good Friday.

DETERMINATION OF NET ASSET VALUE. Effective March 1, 1996, the time at which the Trust determines the net asset value per share of each Fund will be 1:00 p.m., Pacific time, on each Fund Business Day.

WIRE PURCHASES AND REDEMPTIONS. Investors who transmit purchase orders in proper form to the Transfer Agent by 11:00 a.m., Pacific time, and whose wired funds are received by the Transfer Agent by 1:00 p.m., Pacific time, will become shareholders that day and receive dividends for that day. If the purchase order is transmitted to the Transfer Agent after 11:00 a.m., Pacific time or the wire received after 1:00 p.m., Pacific time, the investor will become a shareholder the next Fund Business Day. With respect to orders received by the Transfer Agent in proper form by 11:00 a.m., Pacific time, the Fund will wire proceeds the same day to shareholders eligible for wire redemption privileges. With respect to redemption orders received after 11:00 a.m., Pacific time, the Fund will wire proceeds the next Fund Business Day.

On days that the New York Stock Exchange or San Francisco Federal Reserve Bank closes early or the Public Securities Association recommends that the government securities markets close early, the Trust may advance the time by which the Transfer Agent must receive completed wire purchase or redemption orders.

                                  MONARCH FUNDS
                               TREASURY CASH FUND
                              GOVERNMENT CASH FUND
                                    CASH FUND

                                 INVESTOR SHARES

                      Supplement Dated February 23, 1996 to
                        Prospectus Dated November 1, 1995


FUND BUSINESS DAYS. Investor Shares may be purchased and redeemed between the hours of 6:00 a.m. and 3:00 p.m., Pacific time, except on Federal holidays and any other days that the Federal Reserve Bank of San Francisco is closed ("Fund Business Days"). The Funds will be open on Good Friday.

DETERMINATION OF NET ASSET VALUE. Effective March 1, 1996, the time at which the Trust determines the net asset value per share of each Fund will be 1:00 p.m., Pacific time, on each Fund Business Day.

WIRE PURCHASES AND REDEMPTIONS. Investors who transmit purchase orders in proper form to the Transfer Agent by 11:00 a.m., Pacific time, and whose wired funds are received by the Transfer Agent by 1:00 p.m., Pacific time, will become shareholders that day and receive dividends for that day. If the purchase order is transmitted to the Transfer Agent after 11:00 a.m., Pacific time or the wire received after 1:00 p.m., Pacific time, the investor will become a shareholder the next Fund Business Day. With respect to orders received by the Transfer Agent in proper form by 11:00 a.m., Pacific time, the Fund will wire proceeds the same day to shareholders eligible for wire redemption privileges. With respect to redemption orders received after 11:00 a.m., Pacific time, the Fund will wire proceeds the next Fund Business Day.

On days that the New York Stock Exchange or San Francisco Federal Reserve Bank closes early or the Public Securities Association recommends that the government securities markets close early, the Trust may advance the time by which the Transfer Agent must receive completed wire purchase or redemption orders.

                                  MONARCH FUNDS

                               TREASURY CASH FUND
                              GOVERNMENT CASH FUND
                                    CASH FUND

                                UNIVERSAL SHARES

                      Supplement Dated February 23, 1996 to
                        Prospectus Dated November 1, 1995


FUND BUSINESS DAYS. Universal Shares may be purchased and redeemed between the hours of 6:00 a.m. and 3:00 p.m., Pacific time, except on Federal holidays and any other days that the Federal Reserve Bank of San Francisco is closed ("Fund Business Days"). The Funds will be open on Good Friday.

DETERMINATION OF NET ASSET VALUE. Effective March 1, 1996, the time at which the Trust determines the net asset value per share of each Fund will be 1:00 p.m., Pacific time, on each Fund Business Day.

WIRE PURCHASES AND REDEMPTIONS. Investors who transmit purchase orders in proper form to the Transfer Agent by 11:00 a.m., Pacific time, and whose wired funds are received by the Transfer Agent by 1:00 p.m., Pacific time, will become shareholders that day and receive dividends for that day. If the purchase order is transmitted to the Transfer Agent after 11:00 a.m., Pacific time or the wire received after 1:00 p.m., Pacific time, the investor will become a shareholder the next Fund Business Day. With respect to orders received by the Transfer Agent in proper form by 11:00 a.m., Pacific time, the Fund will wire proceeds the same day to shareholders eligible for wire redemption privileges. With respect to redemption orders received after 11:00 a.m., Pacific time, the Fund will wire proceeds the next Fund Business Day.

On days that the New York Stock Exchange or San Francisco Federal Reserve Bank closes early or the Public Securities Association recommends that the government securities markets close early, the Trust may advance the time by which the Transfer Agent must receive completed wire purchase or redemption orders.

--------------------------------------------------------------------------------
MONARCH FUNDS
--------------------------------------------------------------------------------

INSTITUTIONAL SHARES

Treasury Cash Fund
Government Cash Fund
Cash Fund

                                   PROSPECTUS
                                November 1, 1995

--------------------------------------------------------------------------------
This Prospectus offers Institutional Shares of Treasury Cash Fund, Government Cash Fund and Cash Fund (each a "Fund" and collectively the "Funds"). Each Fund is a diversified money market portfolio of Monarch Funds (the "Trust"), an open-end, management investment company. Each Fund seeks to provide its shareholders with high current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

     TREASURY CASH FUND invests primarily in obligations of the U.S. Treasury and in repurchase agreements backed by these obligations.

     GOVERNMENT CASH FUND invests primarily in obligations of the U.S. Government, its agencies and instrumentalities, and in repurchase agreements backed by these obligations.

     CASH FUND invests in a broad spectrum of high-quality money market instruments.

EACH FUND SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING ALL OF ITS INVESTABLE ASSETS IN A SEPARATE PORTFOLIO OF A REGISTERED OPEN-END MANAGEMENT INVESTMENT COMPANY WITH AN IDENTICAL INVESTMENT OBJECTIVE. SEE "PROSPECTUS SUMMARY" AND "OTHER INFORMATION - FUND STRUCTURE." ACCORDINGLY, EACH FUND'S INVESTMENT EXPERIENCE WILL CORRESPOND DIRECTLY WITH THAT OF THE PORTFOLIO IN WHICH IT INVESTS.

This Prospectus sets forth concisely the information concerning the Trust and the Funds that a prospective investor should know before investing. Investors should read this Prospectus and retain it for future reference. The Trust has filed with the Securities and Exchange Commission ("SEC") a Statement of Additional Information ("SAI") dated November 1, 1995, which contains more detailed information about the Trust and the Funds and which, as amended from time to time, is incorporated herein by reference. The SAI is available without charge by contacting the Trust's distributor, Forum Financial Services, Inc., at Two Portland Square, Portland, Maine 04101.

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS

1.  Prospectus Summary . . .   2     5.  Purchases and Redemptions of Shares. 7
2.  Financial Highlights . .   3     6.  Purchase and Redemption Procedures . 8
3.  Investment Objective             7.  Dividends and Tax Matters. . . . . . 9
    and Policies . . . . . .   4     8.  Other Information. . . . . . . . . .10
4.  Management . . . . . . .   6
--------------------------------------------------------------------------------

THERE CAN BE NO ASSURANCE THAT ANY FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

FUND SHARES ARE NOT OBLIGATIONS, DEPOSITS OR ACCOUNTS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK OR ANY AFFILIATE OF A BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FDIC, THE FEDERAL RESERVE SYSTEM OR ANY OTHER FEDERAL AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

1.  PROSPECTUS SUMMARY

FUND HIGHLIGHTS

THE FUNDS. Each Fund seeks to achieve its investment objective by investing all of its investable assets in Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio (each a "Portfolio" and collectively the "Portfolios"), separate series of Core Trust (Delaware) ("Core Trust"), itself a registered open-end management investment company. Accordingly, the investment experience of each Fund will correspond directly with the investment experience of its corresponding Portfolio. See "Other Information - Fund Structure." This prospectus offers shares of the Institutional class of each Fund ("Institutional Shares").

MANAGEMENT. Forum Financial Services, Inc. ("Forum") supervises the overall management of the Funds and the Portfolios and is the distributor of the Funds' shares. Linden Asset Management, Inc. (the "Adviser") is the investment adviser of each Portfolio and provides professional management of the Portfolio's investments. Forum Advisors, Inc. ("Forum Advisors") provides certain subadvisory assistance to the Adviser. The Trust's transfer agent and dividend disbursing agent is Forum Financial Corp. See "Management."

SHAREHOLDER SERVICING. The Trust has adopted a Shareholder Service Plan relating to Institutional Shares under which Forum is compensated for various shareholder servicing activities. See "Management - Shareholder Servicing."

PURCHASES AND REDEMPTIONS. Institutional Shares may be purchased and redeemed Monday through Friday except on Federal holidays, Good Friday and other days that the Federal Reserve Bank of San Francisco is closed ("Fund Business Days"). To be effective that day, purchase and redemption orders must be received by the Transfer Agent in good order no later than 11:00 a.m., Pacific time (2:00 p.m., Eastern Time). Shareholders may elect to have redemptions of over $5,000 redeemed by bank wire to a designated bank account. See "Purchases and Redemptions of Shares" and "Purchase and Redemption Procedures."

EXCHANGES. Shareholders may exchange Institutional Shares for Institutional Shares of the other Funds. See "Purchase and Redemption Procedures - Exchange Program."

DIVIDENDS. Dividends of net investment income are declared daily and paid monthly by each Fund and are automatically reinvested in additional Fund shares unless the shareholder has requested payment in cash. See "Dividends and Tax Matters."

INVESTMENT CONSIDERATIONS. There can be no assurance that any Fund will be able to maintain a stable net asset value of $1.00 per share. Although the Funds invest in money market instruments, all securities involve some level of investment risk.

EXPENSES OF INVESTING IN THE FUNDS

The purpose of the following table is to assist investors in understanding the various expenses that an investor in Institutional Shares will bear directly or indirectly. There are no transaction expenses associated with purchases, redemptions or exchanges of Fund shares.

ANNUAL OPERATING EXPENSES (as a percentage of average net assets)

                                    Treasury  Government
                                    Cash Fund Cash Fund Cash Fund
                                    --------- --------- ---------
     Management Fees                  0.14%     0.14%     0.14%
     Rule 12b-1 Fees                  None      None      None
     Other Expenses (after
       reimbursements and waivers)    0.31%     0.43%     0.43%
                                      -----     -----     -----
     Total Operating Expenses         0.45%     0.57%     0.57%

For a further description of the various expenses incurred in the operation of the Funds and the Portfolios, see "Management." Expenses for each Fund are based on annualized estimated expenses for the fiscal year ending August 31, 1996. Absent estimated fee waivers and reimbursements, the various expenses for each of Treasury Cash Fund, Government Cash Fund and Cash Fund would be: Other Expenses would be, 0.56%, 0.46% and 0.55%, respectively, and Total Operating Expenses would be, 0.70%, 0.60% and 0.69%, respectively.

Each Fund's expenses include the Fund's pro rata portion of all operating expenses of the corresponding Portfolio, which will be borne indirectly by Fund shareholders. The Trust's board of trustees believes that the aggregate per share expenses of each Fund and its respective Portfolio will be approximately equal to the expenses the Fund would incur if its assets were invested directly in money market securities. Management Fees include all administration fees and investment advisory fees incurred by the Portfolios; as long as its assets are invested in a Portfolio, a Fund pays no investment advisory fees directly.

EXAMPLE

You would pay directly or indirectly the following expenses on a $1,000 investment in Institutional Shares, assuming a 5% annual return and redemption at the end of each period:

                          One Year Three Years Five Years Ten Years
                          -------- ----------- ---------- ---------
     Treasury Cash Fund      $5        $14         $25       $57
     Government Cash Fund    $6        $18         $32       $71
     Cash Fund               $6        $18         $32       $71

The example is based on the expenses listed in the table and assumes the reinvestment of all dividends. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURN. ACTUAL EXPENSES AND RETURN MAY BE GREATER OR LESS THAN INDICATED.

2.  FINANCIAL HIGHLIGHTS

The following information represents selected data for a single outstanding Institutional Share of each Fund for the periods indicated. During the periods shown the Funds invested directly in portfolio securities and not in a corresponding Portfolio. Prior to the offering of Institutional Shares of Government Cash Fund and Cash Fund, those Funds had commenced operations; selected data for a single outstanding Universal Share of these Funds for their first year of operations also is shown. This information has been audited by KPMG Peat Marwick LLP, independent auditors. The Funds' financial statements and the independent auditors' report thereon are incorporated by reference into the SAI and may be obtained without charge upon request.


                                                                             Ratios to Average Net
                                                                                    Assets                  Assets at   Ratio to
                              Beginning                Dividends   Ending   ---------------------            End of    Average Net
                              Net Asset       Net      From Net   Net Asset              Net                 Period     Assets
                              Value Per   Investment  Investment  Value per           Investment  Total      (000's     Gross
                                Share       Income      Income      Share    Expenses  Income    Return      Omitted)  Expenses(2)
                                -----       ------      ------      -----    --------  ------    ------      -------   ----------
 TREASURY CASH FUND
 INSTITUTIONAL SHARES
 Year Ended August 31, 1993(1)  $ 1.00       -----       -----     $ 1.00   0.45%(3)   2.56%(3)  2.81%(3)    $ 39,660  1.09%(3)
 Year Ended August 31, 1994       1.00      $0.03      $(0.03)       1.00   0.42%      3.03%     3.11%         41,194  0.74%
 Year Ended August 31, 1995       1.00        0.05      (0.05)       1.00   0.42%      5.18%     5.28%         28,530  0.86%

 GOVERNMENT CASH FUND
 INSTITUTIONAL SHARES
 Year Ended August 31, 1993(1)    1.00       ----       -----        1.00   0.53%(3)   2.91%(3)  2.89%(3)      31,483  1.04%(3)
 Year Ended August 31, 1994       1.00       0.03      (0.03)        1.00   0.56%      3.45%     3.35%         61,738  0.68%
 Year Ended August 31, 1995       1.00       0.05      (0.05)        1.00   0.54%      5.39%     5.46%       186,620   0.66%

 UNIVERSAL SHARES
 YEAR ENDED AUGUST 31, 1993(1)    1.00       0.03      (0.03)        1.00   0.21%(3)   3.19%(3)  3.23%(3)    158,516   0.52%(3)

 CASH FUND
 INSTITUTIONAL SHARES
 Year Ended August 31, 1993(1)    1.00      -----       -----        1.00   0.53%(3)   2.94%(3)  2.97%(3)      34,383  1.07%(3)
 Year Ended August 31, 1994       1.00       0.03      (0.03)        1.00   0.54%      3.43%     3.40%         55,771  0.72%
 Year Ended August 31, 1995       1.00       0.05      (0.05)        1.00   0.54%      5.33%     5.23%         73,802  0.69%

 UNIVERSAL SHARES
 Year Ended August 31, 1993(1)    1.00       0.03      (0.03)        1.00   0.25%(3)   3.29%(3)  3.36%(3)      47,854  0.62%(3)

(1) Government Cash Fund and Cash Fund commenced operations and the offering of Universal Shares on, October 29, 1992 and December 1, 1992, respectively, and the offering of Institutional Shares on July 15, 1993. Treasury Cash Fund commenced operations and the offering of Institutional Shares on July 12, 1993.

(2) During the periods various fees and expenses were waived and reimbursed, respectively. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.

(3)  Annualized.

3.  INVESTMENT OBJECTIVE AND POLICIES

Each Fund has a fundamental investment policy that allows it to invest all of its investable assets in its corresponding Portfolio. All other investment policies of each Fund and its corresponding Portfolio are identical. Therefore, although the following discusses the investment policies of the Portfolios (and the responsibilities of Core Trust's board of trustees (the "Core Trust Board")), it applies equally to the Funds (and the Trust's board of trustees (the "Board")).

INVESTMENT OBJECTIVE

The investment objective of each Fund is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity. Each Fund currently seeks to achieve its investment objective by investing all of its investable assets in its corresponding Portfolio, which has the same investment objective. There can be no assurance that any Fund or Portfolio will achieve its investment objective.

INVESTMENT POLICIES

The Portfolios invest only in high quality, short-term money market instruments that are determined by the Adviser, pursuant to procedures adopted by the Core Trust Board, to be eligible for purchase and to present minimal credit risks. High quality instruments include those that (i) are rated (or, if unrated, are issued by an issuer with comparable outstanding short-term debt that is rated) in the highest rating category by two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has issued a rating, by that NRSRO or (ii) are otherwise unrated and determined by the Adviser to be of comparable quality. A description of the rating categories of certain NRSROs, such as Standard & Poor's and Moody's Investors Service, Inc., is contained in the SAI.

Each Portfolio invests only in U.S. dollar-denominated instruments that have a remaining maturity of 397 days or less (as calculated under Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act")) and maintains a dollar-weighted average portfolio maturity of 90 days or less. Except to the limited extent permitted by Rule 2a-7 and except for U.S. Government Securities, each Portfolio will not invest more than 5% of its total assets in the securities of any one issuer. As used herein, "U.S. Government Securities" means obligations issued or guaranteed as to principal and interest by the United States Government, its agencies or instrumentalities.

Although each Portfolio only invests in high quality money market instruments, an investment in a Portfolio is subject to risk even if all securities in the Portfolio's portfolio are paid in full at maturity. All money market instruments, including U.S. Government Securities, can change in value when there is a change in interest rates, the issuer's actual or perceived creditworthiness or the issuer's ability to meet its obligations.

TREASURY CASH PORTFOLIO

Treasury Cash Portfolio seeks to attain its investment objective by investing primarily in U.S. Treasury Securities and repurchase agreements backed by U.S. Treasury Securities. As used herein, "U.S. Treasury Securities" means U.S. Treasury bills and notes and other U.S. Government Securities which are guaranteed as to principal and interest by the U.S. Treasury.

GOVERNMENT CASH PORTFOLIO

Government Cash Portfolio seeks to attain its investment objective by investing primarily in U.S. Government Securities and in repurchase agreements backed by U.S. Government Securities. The U.S. Government Securities in which the Portfolio may invest include securities issued by the U.S. Treasury and obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are backed by the full faith and credit of the U.S. Government, such as those guaranteed by the Small Business Administration. In addition, the U.S. Government Securities in which the Portfolio may invest include securities supported primarily or solely by the creditworthiness of the issuer, such as securities of the Federal National Mortgage Association. There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than full faith and credit securities.

CASH PORTFOLIO

Cash Portfolio seeks to attain its investment objective by investing in a broad spectrum of money market instruments. The Portfolio may invest in (i) obligations of domestic financial institutions, (ii) U.S. Government Securities (see "Investment Objective and Policies - Government Cash Portfolio") and (iii) corporate debt obligations of domestic issuers.

Financial institution obligations include negotiable certificates of deposit, bank notes, bankers' acceptances and time deposits of banks (including savings banks and savings associations) and their foreign branches. The Portfolio limits its investments in bank obligations to banks which at the time of investment have total assets in excess of one billion dollars. Certificates of deposit represent an institution's obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bank notes are debt obligations of a bank. Bankers' acceptances are negotiable obligations of a bank to pay a draft which has been drawn by a customer and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Certificates of deposit and fixed time deposits, which are payable at the stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand by the Portfolio but may be subject to early withdrawal penalties which could reduce the Portfolio's yield.

Corporate debt obligations include commercial paper (short-term promissory notes) issued by companies to finance their, or their affiliates', current obligations. The Portfolio may also invest in commercial paper or other corporate securities issued in "private placements" without registration under the Securities Act of 1933. These "restricted securities" are restricted as to disposition under the Federal securities laws in that any sale of these securities may not be made absent registration under the Securities Act of 1933 or an appropriate exemption therefrom.

ADDITIONAL INVESTMENT POLICIES

Each Fund's and each Portfolio's investment objective and certain investment limitations, as described in the SAI, may not be changed without approval of the holders of a majority of the Fund's or Portfolio's, as applicable, outstanding voting securities (as defined in the 1940 Act). Except as otherwise indicated herein or in the SAI, investment policies of a Fund or a Portfolio may be changed by the applicable board of trustees without shareholder approval. Each Portfolio may borrow money for temporary or emergency purposes (including the meeting of redemption requests), but not in excess of 33 1/3% of the value of the Portfolio's total assets. Borrowing for purposes other than meeting redemption requests will not exceed 5% of the value of the Portfolio's total assets. Each Portfolio is permitted to hold cash in any amount pending investment in securities and may invest in other investment companies that intend to comply with Rule 2a-7 and have substantially similar investment objectives and policies. A further description of the Funds' and the Portfolios' investment policies is contained in the SAI.

REPURCHASE AGREEMENTS. Each Portfolio may seek additional income by entering into repurchase agreements. Repurchase agreements are transactions in which a Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon future date, normally one to seven days later. The resale price reflects a market rate of interest that is not related to the coupon rate or maturity of the purchased security. The Trust holds the underlying collateral, which is maintained at not less than 100% of the repurchase price. Repurchase agreements involve certain risks not associated with direct investment in securities. The Portfolios, however, intend to enter into repurchase agreements only with sellers which the Adviser believes present minimal credit risks in accordance with guidelines established by the Core Trust Board. In the event that a seller defaulted on its repurchase obligation, however, a Portfolio might suffer a loss.

LIQUIDITY. To ensure adequate liquidity, each Portfolio may not invest more than 10% of its net assets in illiquid securities, including repurchase agreements not entitling the Portfolio to payment of principal within seven days. There may not be an active secondary market for securities held by a Portfolio. The value of securities that have a limited market tend to fluctuate more than those that have an active market. For this reason, a Portfolio could suffer a loss with respect to an instrument. The Adviser monitors the liquidity of the Portfolios' investments, but there can be no guarantee that an active secondary market will exist.

WHEN-ISSUED SECURITIES. In order to assure itself of being able to obtain securities at prices which the Adviser believes might not be available at a future time, each Portfolio may purchase securities on a when-issued or delayed delivery basis. Securities so purchased are subject to market price fluctuation and no interest on the securities accrues to a Portfolio until delivery and payment take place. Accordingly, the value of the securities on the delivery date may be more or less than the purchase price. Commitments for when-issued or delayed delivery transactions will be entered into only when a Portfolio has the intention of actually acquiring the securities. Failure by the other party to deliver a security purchased by a Portfolio may result in a loss or missed opportunity to make an alternative investment.

VARIABLE AND FLOATING RATE SECURITIES. The securities in which the Portfolios invest may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The interest paid on these securities is a function primarily of the index or market rate upon which the interest rate adjustments are based. Those securities with ultimate maturities of greater than 397 days may be purchased only pursuant to Rule 2a-7. Under that Rule, only those long-term instruments that have demand features which comply with certain requirements and certain U.S. Government Securities may be purchased. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness.

No Portfolio may purchase a variable or floating rate security whose interest rate is adjusted based on a long-term interest rate or index, on more than one interest rate or index, or on an interest rate or index that materially lags short-term market rates (these prohibited securities are often referred to as "derivative" securities). All variable and floating rate securities purchased by a Portfolio will have an interest rate that is adjusted based on a single short-term rate or index, such as the Prime Rate.

FINANCIAL INSTITUTION GUIDELINES. Treasury Cash Portfolio and Government Cash Portfolio invest only in instruments which, if held directly by a bank or bank holding company organized under the laws of the United States or any state thereof, would be assigned to a risk-weight category of no more than 20% under the current risk based capital guidelines adopted by the Federal bank regulators. In addition, these Portfolios limit their investments to those permissible for Federally chartered credit unions under applicable provisions of the Federal Credit Union Act and the applicable rules and regulations of the National Credit Union Administration. Government Cash Portfolio limits its investments to investments that are legally permissible for Federally chartered savings associations without limit as to percentage and to investments that permit Fund shares to qualify as liquid assets and as short-term liquid assets.

4.  MANAGEMENT

The business of the Trust is managed under the direction of the Board and the business of Core Trust is managed under the direction of the Core Trust Board. The Board formulates the general policies of the Funds and meets periodically to review the results of the Funds, monitor investment activities and practices and discuss other matters affecting the Fund and the Trust. The SAI contains general background information about the trustees and officers of the Trust and of Core Trust.

MANAGER AND INVESTMENT ADVISERS

Forum supervises the overall management of the Trust, including overseeing the Trust's receipt of services, advising the Trust and the Trustees on matters concerning the Trust and its affairs, and providing the Trust with general office facilities and certain persons to serve as officers. For these services and facilities, Forum receives a fee at an annual rate of 0.05% of the daily net assets of each Fund. Forum also serves as administrator of Core Trust and provides administrative services for each Portfolio that are similar to those provided to the Funds. For its administrative services to the Portfolios, Forum receives a fee at an annual rate of 0.05% of the daily net assets of each Portfolio.

As of the date hereof Forum acted as manager and distributor of registered investment companies with assets of approximately $11.0 billion. Forum, which is located at Two Portland Square, Portland, Maine 04101, is a registered broker-dealer and is a member of the National Association of Securities Dealers, Inc. As of the date of this Prospectus, Forum, Forum Advisors and the Trust's transfer agent were each directly controlled by John Y. Keffer, an officer and Trustee of the Trust and of Core Trust.

Subject to the general supervision of the Core Trust Board, the Adviser makes investment decisions for the Portfolios and monitors the Portfolios' investments. The Adviser, which is located at 812 N. Linden Drive, Beverly Hills, California 90210, is controlled by Anthony R. Fischer, Jr., who acts as each Portfolio's portfolio manager. The Portfolios are currently the only investment companies advised by the Adviser. From time to time Forum Advisors may provide the Adviser with assistance regarding certain of the Adviser's responsibilities. These services may include management of part of or all of the Portfolios' investment portfolios. Forum Advisors, which is located at Two Portland Square, Portland, Maine 04101, provides investment advisory services to five other mutual funds.

For its services, the Adviser receives from each Portfolio an advisory fee based upon the total average daily net assets of the three Portfolios ("Total Portfolio Assets") that is calculated on a cumulative basis as follows: 0.05% of the first $200 million of Total Portfolio Assets, 0.03% of the next $300 million of Total Portfolio Assets, and 0.02% of the remaining Total Portfolio Assets. To the extent the Adviser has delegated its responsibilities to Forum Advisors, the Adviser pays the advisory fee accrued for such period of time to Forum Advisors. It is anticipated that the Adviser will delegate responsibility for portfolio management infrequently to Forum Advisors.

Each Fund may withdraw its investment from its corresponding Portfolio at any time if the Board determines that it is in the best interests of the Fund and its shareholders to do so. See "Other Information - Fund Structure." Accordingly, each Fund has retained the Adviser and Forum Advisors as its investment advisers to manage the Fund's assets in the event the Fund so withdraws its investment. No advisory fees are paid directly by a Fund as long as the Fund remains completely invested in its corresponding Portfolio or any other investment company.

SHAREHOLDER SERVICING

TRANSFER AND DIVIDEND DISBURSING AGENT. Forum Financial Corp. (the "Transfer Agent"), a registered transfer agent, acts as the Trust's transfer agent and dividend disbursing agent. The Transfer Agent maintains an account for each shareholder of the Funds (unless such accounts are maintained by sub-transfer agents or processing agents) and performs other transfer agency and related functions.

The Transfer Agent is authorized to subcontract any or all of its functions to one or more qualified sub-transfer agents or processing agents, which may be its affiliates, who agree to comply with the terms of the Transfer Agent's agreement with the Trust. The Transfer Agent may pay those agents for their services, but no such payment will increase the Transfer Agent's compensation from the Trust. For its services, the Transfer Agent is paid a transfer agent fee at an annual rate of 0.20% of the average daily net assets of each Fund attributable to Institutional Shares plus $12,000 per year and certain account and additional class charges and is reimbursed for certain expenses incurred on behalf of the Funds. Forum Financial Corp. is also paid a fee for its portfolio accounting services to each Portfolio.

SHAREHOLDER SERVICE AGENTS. The Trust has adopted a shareholder service plan ("Shareholder Service Plan") which provides that, as compensation for Forum's service activities with respect to Institutional Shares, the Trust shall pay Forum a fee at an annual rate of 0.15% of the average daily net assets attributable to Institutional Shares. Under this plan, Forum is authorized to enter into shareholder servicing agreements pursuant to which the shareholder servicing agent, on behalf of its customers, performs certain shareholder services not otherwise provided by the Transfer Agent. As compensation for its services, the shareholder servicing agent, which will be a Participating Organization, is paid a fee by Forum of up to 0.15% of the average daily net assets of Institutional Shares owned by investors for which the shareholder service agent maintains a servicing relationship. Certain shareholder servicing agents may be subtransfer or processing agents.

Among the services provided by shareholder servicing agents are answering customer inquiries regarding the manner in which purchases, exchanges and redemptions of shares of the Trust may be effected and other matters pertaining to the Trust's services; providing necessary personnel and facilities to establish and maintain shareholder accounts and records; assisting shareholders in arranging for processing purchase, exchange and redemption transactions; arranging for the wiring of funds; guaranteeing shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; integrating periodic statements with other customer transactions; and providing such other related services as the shareholder may request.

EXPENSES

Each Fund bears all of its expenses, which include Trust expenses attributable to the Fund, which are allocated to the Fund, and expenses not specifically attributable to any Fund, which are allocated among the Funds in proportion to their average net assets. Each service provider may each elect to waive (or continue to waive) all or a portion of its fees and may reimburse a Fund for certain expenses. Any such waivers or reimbursements will have the effect of increasing the Fund's performance for the period during which the waiver or reimbursement is in effect. No fee waivers may be recouped at a later date.

5.  PURCHASES AND REDEMPTIONS OF SHARES

Financial institutions contemplating offering Institutional Shares to their various customers may obtain information or assistance by contacting the Trust at 207-879-0001 or writing the Trust at the following address: Monarch Funds, P.O. Box 446, Portland, Maine 04112. There is a $500,000 minimum for initial investments in a Fund through a single financial institution and a $50,000 minimum initial investment for accounts of record held by the Transfer Agent. The Trust and the Manager reserve the right to reduce these minimums as deemed appropriate.

All transactions in Fund shares are effected through the Transfer Agent, which accepts orders for purchases and redemptions only from shareholders of record and new investors. Shareholders of record will receive from the Trust monthly statements listing all account activity during the statement period. The Trust reserves the right in the future to modify, limit or terminate any shareholder privilege upon appropriate notice.

PURCHASES

Fund shares are sold on a continuous basis at their next determined net asset value on all Fund Business Days. Fund shares are issued immediately following the next determination of the Fund's net asset value made after an order for the shares in proper form, accompanied by funds on deposit at a Federal Reserve Bank ("Federal Funds"), is received by the Transfer Agent. An investor's funds will not be accepted or invested by a Fund during the period before the Fund's receipt of Federal Funds. The Trust reserves the right to reject any subscription for the purchase of Fund shares.

REDEMPTIONS

Fund shares may be redeemed without charge at their next determined net asset value on any Fund Business Day following acceptance by the Transfer Agent of the redemption order in proper form (and any supporting documentation which the Transfer Agent may require). There is no minimum period of investment and no restriction on the frequency of redemptions.

Redemption proceeds are paid by check mailed to the shareholder's record address immediately following any redemption unless the shareholder has elected wire redemption privileges. The right of redemption may not be suspended nor the payment dates postponed except when the New York Stock Exchange is closed (or when trading thereon is restricted) for any reason other than its customary weekend or holiday closings or under any emergency or other circumstance as determined by the SEC.

Redemption proceeds from the Portfolios may be made wholly or partially in portfolio securities if the Adviser determines it to be in the best interests of the Portfolio. Similarly, redemption proceeds from a Fund may be made wholly or partially in portfolio securities if it is determined to be in the best interests of the Fund.

If a shareholder elects telephone redemption or exchange privileges, as long as the Trust employs reasonable procedures to insure that telephone orders are genuine (which include recording certain transactions and the use of immediate written confirmation by facsimile or otherwise), the Trust, the Transfer Agent and Forum are not responsible for the authenticity of telephone instructions or losses, if any, resulting from unauthorized telephone redemption or exchange requests. Shareholders should verify the accuracy of telephone instructions immediately upon receipt of confirmation statements.

6.  PURCHASE AND REDEMPTION PROCEDURES

Investors may obtain the account application necessary to open an account or obtain additional information or assistance by contacting their financial institution (or the Trust at 207-879-0001 and the address on the cover page):

INITIAL INVESTMENTS

BY BANK WIRE. To make an initial investment in a Fund using the federal wire system for transmittal of money among banks, an investor should first telephone the Transfer Agent at 207-879-0001 to obtain an account number. The investor should then instruct a member commercial bank to wire the investor's money immediately to:

     Imperial Bank
     ABA# 122201444
     For Credit To:  Forum Financial Corp.
     Account #: 09075-933
          Re: [Name of Fund] -- Institutional Shares
          Account #: ______________________
          Account Name:____________________

The investor should then promptly complete and mail the account application. Payment in the form of a bank wire is treated as a Federal Funds payment received at the time the wire is received.

BY MAIL. Investors may send a check made payable to the Trust along with a completed account application to the Transfer Agent at the address listed above. Checks are accepted at full value subject to collection.

THROUGH FINANCIAL INSTITUTIONS. Shares may be purchased and redeemed through a "Participating Organization" (certain financial institutions which are capable of maintaining certain automated data exchange arrangements with the Transfer Agent). Affiliates of the Transfer Agent may be Participating Organizations. Participating Organizations may charge a fee for their services, may receive Shareholder service fees and may otherwise act as processing agents. Participating Organizations are responsible for promptly transmitting purchase, redemption and other requests to the Funds. Fund shares are issued at the price next determined after an order for the shares in proper form, accompanied by Federal Funds, is received by the Transfer Agent.

Investors who purchase shares in this manner will be subject to the procedures of the Participating Organization through whom they purchase shares, which may include charges, investment minimums, cutoff times and other restrictions in addition to, or different from, those applicable to shareholders who invest in a Fund directly. Investors purchasing Fund shares in this manner should acquaint themselves with their Participating Organization's procedures and should read this Prospectus in conjunction with any materials and information provided by their Participating Organization. Also, investors purchasing shares in this manner may or may not be the shareholder of record and, subject to their Participating Organization's procedures, may have Fund shares transferred into their name. Investors who are not shareholders of record may nonetheless have the right to vote shares depending upon their arrangement with their institution. Certain Participating Organizations may enter purchase orders with payment to follow. Certain states permit shares to be purchased and redeemed only through registered broker-dealers, including the Manager.

SUBSEQUENT INVESTMENTS

Subsequent investments in a Fund may be made by bank wire, by check or through Participating Organizations. Shareholders using the wire system for subsequent investments should first telephone the Transfer Agent at 207-879-0001 to notify it of the wire transfer.

REDEMPTION OF SHARES

Shareholders that wish to redeem shares by telephone or to have redemption proceeds transmitted by bank wire must elect these options by properly completing the appropriate sections of their account application.

Shareholders may make a redemption in any amount by sending a written request to the Transfer Agent or, for shareholders that have elected telephone redemption privileges, by calling the Transfer Agent and providing the shareholder's account number, the exact name in which the shareholder's shares are registered and the shareholder's social security or taxpayer identification number.
During times of drastic economic or market changes, the telephone redemption privilege may be difficult to implement.

BANK WIRE REDEMPTION. For redemptions of more than $5,000 (or with respect to Participating Organizations, any amount), a shareholder that has elected wire redemption privileges may request a Fund to transmit redemption proceeds by Federal Funds wire to a bank account designated on the shareholder's account application.

SIGNATURE GUARANTEES. A signature guarantee is required for any written redemption request (other than an exchange) and for any instruction to change the shareholder's record name or address, a designated bank account, the dividend and distribution election, or the telephone redemption or other option elected on an account. In addition, all certificates submitted for redemption must be endorsed by the shareholder with signature guaranteed. Signature guarantees may be provided by any eligible institution acceptable to the Transfer Agent, including a bank, a broker, a dealer, a national securities exchange, a credit union, or a savings association that is authorized to guarantee signatures.

OTHER REDEMPTION MATTERS. Share certificates are issued only to shareholders of record upon their written request and no certificates are issued for fractional shares. Shares for which certificates have been issued may not be redeemed or exchanged by telephone. Due to the cost to the Trust of maintaining smaller accounts, the Trust reserves the right to redeem, upon not less than 60 days' written notice, all shares in any Fund account with an aggregate net asset value of less than $100,000, unless an investment is made to restore the minimum value.

EXCHANGE PROGRAM

Investors in Institutional Shares of a Fund are entitled to exchange their shares for Institutional Shares of another Fund if that Fund's shares are eligible for sale in the shareholder's state. Exchanges are subject to minimum investment requirements of the Funds. There is currently no limit on the number of exchanges a shareholder may make. The Trust reserves the right in the future to modify, limit or terminate the exchange privilege upon appropriate notice to shareholders.

Exchanges may be accomplished by written instructions to the Transfer Agent or, for shareholders that have elected telephone exchange privileges, by calling the Transfer Agent and providing the shareholder's account number, the exact name in which the shareholder's shares are registered and the shareholder's social security or taxpayer identification number. During times of drastic economic or market changes, the telephone exchange privilege may be difficult to implement.

7.  DIVIDENDS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS

Dividends of each Fund's net investment income are declared daily and paid monthly following the close of the last Fund Business Day of the month. Net capital gain realized by a Fund, if any, will be distributed annually. Fund shares become entitled to receive dividends on the day the shares are issued. Shares redeemed are not entitled to receive dividends declared on or after the day on which the redemption becomes effective.

Shareholders may choose either to have all dividends reinvested in additional Fund shares or received in cash or to have dividends of net capital gain reinvested in additional Fund shares and dividends of net investment income paid in cash. All dividends are treated in the same manner for Federal income tax purposes whether received in cash or reinvested in shares of the Fund.

TAX MATTERS

TAX STATUS OF THE FUNDS. Each Fund intends to continue to qualify to be taxed as a "regulated investment company" under the Internal Revenue Code of 1986. Accordingly, each Fund will not be liable for Federal income taxes on the net investment income and capital gain distributed to its shareholders. Because the Funds intend to distribute all of their net investment income and net capital gain each year, the Funds should also avoid Federal excise taxes.

Dividends paid by each Fund out of its net investment income (including realized net short-term capital gain) are taxable to the shareholders of the Fund as ordinary income. Distributions of net long-term capital gain, if any, realized by a Fund are taxable to shareholders as long-term capital gain, regardless of the length of time the Fund shares were held by the shareholder at the time of distribution.

THE PORTFOLIOS. The Portfolios are not required to pay Federal income taxes on their net investment income and capital gain, as they are treated as partnerships for Federal income tax purposes. All interest, dividends and gains and losses of a Portfolio are deemed to have been "passed through" to the respective Fund in proportion to the Fund's holdings of the Portfolio, regardless of whether such interest, dividends or gains have been distributed by the Portfolio or losses have been realized by the Portfolio.

GENERAL. Each Fund is required by Federal law to withhold 31% of reportable payments (which may include dividends and capital gain distributions) paid to a non-corporate shareholder unless that shareholder certifies in writing that the social security or other tax identification number provided is correct and that the shareholder is not subject to backup withholding.

Reports containing appropriate information with respect to the Federal income tax status of dividends and other distributions paid during the year by the Fund will be mailed to shareholders shortly after the close of each calendar year.

The foregoing is only a summary of some of the Federal tax considerations generally affecting the Funds and their shareholders. The SAI contains a further discussion. Because other Federal, state or local tax considerations may apply, investors are urged to consult their tax advisors.

8.  OTHER INFORMATION

FUND PERFORMANCE

Institutional Shares' performance may be advertised. All performance information is based on historical results, is not intended to indicate future performance and, unless otherwise indicated, is net of all expenses. Yield, which shows the rate of income a Fund has earned on its investments as a percentage of the Fund's share price, may be advertised. To calculate yield, a Fund takes the interest income it earned from its portfolio of investments for a specified period (net of expenses), divides it by the average number of shares entitled to receive dividends, and expresses the result as an annualized percentage rate based on the Fund's share price at the end of the period. A Fund's compounded annualized yield assumes the reinvestment of dividends paid by the Fund, and, therefore will be somewhat higher than the annualized yield for the same period. Each class' performance will vary. The Funds' advertisements may also reference ratings and rankings among similar funds by independent evaluators such as Morningstar, Lipper Analytical Services, Inc. or IBC/Donoghue, Inc. In addition, the performance of the Funds may be compared to recognized indices of market performance. The comparative material found in a Fund's advertisements, sales literature, or reports to shareholders may contain performance rankings. This material is not to be considered representative or indicative of future performance.

BANKING LAW MATTERS

Banking laws and regulations generally permit a bank or bank affiliate to purchase shares of an investment company as agent for and upon the order of a customer and permit a bank or bank affiliate to serve as a Participating Organization or perform sub-transfer agent or similar services for the Trust and its shareholders. If a bank or bank affiliate were prohibited from performing all or a part of the foregoing services, its shareholder customers would be permitted to remain shareholders of the Trust and alternative means for continuing to service them would be sought.

DETERMINATION OF NET ASSET VALUE

The Trust determines the net asset value per share of each Fund as of 11:00 a.m., Pacific time, on each Fund Business Day. Net asset value per share is determined by dividing the value of the Fund's net assets (the value of its interest in the Portfolio and other assets less its liabilities) by the number of shares outstanding at the time the determination is made. In order to more easily maintain a stable net asset value per share, each Portfolio's portfolio securities are valued at their amortized cost (acquisition cost adjusted for amortization of premium or accretion of discount) in accordance with Rule 2a-7. The Portfolios will only value their portfolio securities using this method if the Core Trust Board believes that it fairly reflects the market-based net asset value per share. The Portfolios' other assets, if any, are valued at fair value by or under the direction of the Core Trust Board.

THE TRUST AND ITS SHARES

The Trust is registered with the SEC as an open-end management investment company and was organized as a business trust under the laws of the State of Delaware on July 10, 1992. The Board has the authority to issue an unlimited number of shares of beneficial interest of separate series with no par value per share and to create classes of shares within each series. Except for the Funds, no other series of shares are currently authorized.

As of October 25, 1995, Imperial Trust Company, Los Angeles, California owned of record for the benefit of its various customers, more than 25% of the total
outstanding Institutional Shares of Treasury Cash Fund and Cash Fund.   From
time to time various shareholders may own a large percentage of Institutional Shares or shares of other classes of a Fund. Accordingly, these shareholders may be able to greatly affect (if not determine) the outcome of any shareholder vote.

Shares issued by the Trust have no conversion, subscription or preemptive rights. Voting rights are not cumulative and the shares of each series or class of the Trust will be voted separately except when an aggregate vote is required by law. Separate votes are taken by each class of a Fund if a matter affects just that class. The Trust is not required to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by law. Shareholders have available procedures for requiring the Trustees to call a meeting and for removing Trustees.

FUND STRUCTURE

OTHER CLASSES OF SHARES. In addition to Institutional Shares, each Fund currently has two other classes of shares authorized, Universal Shares and Investor Shares. Universal Shares and Investor Shares are offered to the general public and have investment minimums of $1,000,000 and $5,000. Universal Shares incur less expenses and Investor Shares incur greater expenses than Institutional Shares. Except for certain differences, each share of each class represents an undivided, proportionate interest in a Fund. Each share of each Fund is entitled to participate equally in dividends and other distributions and the proceeds of any liquidation of that Fund except that, due to the differing expenses borne by the various classes, the amount of dividends and other distribution will differ among the classes.

CORE TRUST STRUCTURE. Each Fund invests all of its assets in its corresponding Portfolio of Core Trust, a business trust organized under the laws of the State of Delaware in September 1994 and registered under the 1940 Act as an open-end management investment company. Accordingly, a Portfolio directly acquires its own securities and its corresponding Fund acquires an indirect interest in those securities. The assets of each Portfolio belong only to, and the liabilities of the Portfolio are borne solely by, the Portfolio and no other portfolio of Core Trust. Upon liquidation of a Portfolio, investors in the Portfolio would be entitled to share pro rata in the net assets of the Portfolio available for distribution to investors.

THE PORTFOLIOS. The investment objective and fundamental investment policies of the Funds and the Portfolios can be changed only with shareholder approval. See "Prospectus Summary," "Investment Objective and Policies," and "Management" for a description of the Portfolio's investment objective, policies, restrictions, management, and expenses. A Fund's investment in a Portfolio is in the form of a non-transferable beneficial interest. As of the date of this Prospectus, the Funds are the only investors that have invested all of their assets in the Portfolios. All investors in a Portfolio will invest on the same terms and conditions as the Funds and will pay a proportionate share of the Portfolio's expenses. The Portfolios normally will not hold meetings of investors except as required by the 1940 Act. Each investor in a Portfolio will be entitled to vote in proportion to the relative value of its interest in the Portfolio. On most issues subject to a vote of investors, as required by the 1940 Act and other applicable law, a Fund will solicit proxies from shareholders of the Fund and will vote its interest in a Portfolio in proportion to the votes cast by its shareholders. If there are other investors in a Portfolio, there can be no assurance that any issue that receives a majority of the votes cast by a Fund's shareholders will receive a majority of votes cast by all investors in the Portfolio.

CONSIDERATIONS OF INVESTING IN A PORTFOLIO. A Fund's investment in a Portfolio may be affected by the actions of other large investors in the Portfolio, if any. For example, if a Portfolio had a large investor other than the Fund that redeemed its interest in the Portfolio, the Portfolio's remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns. A Fund may withdraw its entire investment from a Portfolio at any time, if the Board determines that it is in the best interests of the Fund and its shareholders to do so. The Fund might withdraw, for example, if other investors in the Portfolio, by a vote of shareholders, changed the investment objective or policies of the Portfolio in a manner not acceptable to the Board or not permissible by the Fund. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. That distribution could result in a less diversified portfolio of investments for the Fund, resulting in increased risk, and could affect adversely the liquidity of the Fund's portfolio. If the Fund decided to convert those securities to cash, it usually would incur transaction costs. If the Fund withdrew its investment from the Portfolio, the Board would consider what action might be taken, including the management of the Fund's assets in accordance with its investment objective and policies by the Adviser or the investment of all of the Fund's investable assets in another pooled investment entity having substantially the same investment objective as the Fund. Forum has only one year of experience in managing funds that utilize its "Core and Gateway-Registered Trademark-" structure.

ADDITIONAL INFORMATION. Each class of a Fund (and any other investment company that invests in a Portfolio) may have a different expense ratio and different sales charges, including distribution fees, and each class' (and investment company's) performance will be affected by its expenses and sales charges. For more information on any other class of shares of the Funds or concerning any other investment companies that invest in a Portfolio investors may contact Forum at 207-879-1900. If an investor invests through a financial institution, the investor may also contact their financial institution to obtain information about the other classes or any other investment company investing in a Portfolio.




NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE SAI AND THE FUNDS' OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFERING OF THE FUNDS' SHARES, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

--------------------------------------------------------------------------------
MONARCH FUNDS
--------------------------------------------------------------------------------

UNIVERSAL SHARES

Treasury Cash Fund
Government Cash Fund
Cash Fund

                                   PROSPECTUS
                                November 1, 1995

--------------------------------------------------------------------------------

This Prospectus offers Universal Shares of Treasury Cash Fund, Government Cash Fund and Cash Fund (each a "Fund" and collectively the "Funds"). Each Fund is a diversified money market portfolio of Monarch Funds (the "Trust"), an open-end, management investment company. Each Fund seeks to provide its shareholders with high current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

     TREASURY CASH FUND invests primarily in obligations of the U.S. Treasury and in repurchase agreements backed by these obligations.

     GOVERNMENT CASH FUND invests primarily in obligations of the U.S. Government, its agencies and instrumentalities, and in repurchase agreements backed by these obligations.

     CASH FUND invests in a broad spectrum of high-quality money market instruments.

EACH FUND SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING ALL OF ITS INVESTABLE ASSETS IN A SEPARATE PORTFOLIO OF A REGISTERED OPEN-END MANAGEMENT INVESTMENT COMPANY WITH AN IDENTICAL INVESTMENT OBJECTIVE. SEE "PROSPECTUS SUMMARY" AND "OTHER INFORMATION - FUND STRUCTURE." ACCORDINGLY, EACH FUND'S INVESTMENT EXPERIENCE WILL CORRESPOND DIRECTLY WITH THAT OF THE PORTFOLIO IN WHICH IT INVESTS.

This Prospectus sets forth concisely the information concerning the Trust and the Funds that a prospective investor should know before investing. Investors should read this Prospectus and retain it for future reference. The Trust has filed with the Securities and Exchange Commission ("SEC") a Statement of Additional Information ("SAI") dated November 1, 1995, which contains more detailed information about the Trust and the Funds and which, as amended from time to time, is incorporated herein by reference. The SAI is available without charge by contacting the Trust's distributor, Forum Financial Services, Inc., at Two Portland Square, Portland, Maine 04101.

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS

1. Prospectus Summary. . . . . .  2   5. Purchases and Redemptions of Shares.  7
2. Financial Highlights. . . . .  3   6. Purchase and Redemption Procedures .  8
3. Investment Objective and           7. Dividends and Tax Matters. . . . . .  9
   Policies. . . . . . . . . . .  4   8. Other Information. . . . . . . . . . 10
4. Management. . . . . . . . . .  6
--------------------------------------------------------------------------------

THERE CAN BE NO ASSURANCE THAT ANY FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

FUND SHARES ARE NOT OBLIGATIONS, DEPOSITS OR ACCOUNTS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK OR ANY AFFILIATE OF A BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FDIC, THE FEDERAL RESERVE SYSTEM OR ANY OTHER FEDERAL AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

1.  PROSPECTUS SUMMARY

FUND HIGHLIGHTS

THE FUNDS. Each Fund seeks to achieve its investment objective by investing all of its investable assets in Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio (each a "Portfolio" and collectively the "Portfolios"), separate series of Core Trust (Delaware) ("Core Trust"), itself a registered open-end management investment company. Accordingly, the investment experience of each Fund will correspond directly with the investment experience of its corresponding Portfolio. See "Other Information - Fund Structure." This prospectus offers shares of the Universal class of each Fund ("Universal Shares").

MANAGEMENT. Forum Financial Services, Inc. ("Forum") supervises the overall management of the Funds and the Portfolios and is the distributor of the Funds' shares. Linden Asset Management, Inc. (the "Adviser") is the investment adviser of each Portfolio and provides professional management of the Portfolio's investments. Forum Advisors, Inc. ("Forum Advisors") provides certain subadvisory assistance to the Adviser. The Trust's transfer agent and dividend disbursing agent is Forum Financial Corp. See "Management."

PURCHASES AND REDEMPTIONS. The minimum initial investment in Universal Shares is $1,000,000. Universal Shares may be purchased and redeemed Monday through Friday except on Federal holidays, Good Friday and other days that the Federal Reserve Bank of San Francisco is closed ("Fund Business Days"). To be effective that day, purchase and redemption orders must be received by the Transfer Agent in good order no later than 11:00 a.m., Pacific Time (2:00 p.m., Eastern time). Shareholders may elect to have redemptions of over $5,000 redeemed by bank wire to a designated bank account. See "Purchases and Redemptions of Shares" and "Purchase and Redemption Procedures."

DIVIDENDS. Dividends of net investment income are declared daily and paid monthly by each Fund and are automatically reinvested in additional Fund shares unless the shareholder has requested payment in cash. See "Dividends and Tax Matters."

INVESTMENT CONSIDERATIONS. There can be no assurance that any Fund will be able to maintain a stable net asset value of $1.00 per share. Although the Funds invest in money market instruments, all securities involve some level of investment risk.

EXPENSES OF INVESTING IN THE FUNDS

The purpose of the following table is to assist investors in understanding the various expenses that an investor in Universal Shares will bear directly or indirectly. There are no transaction expenses associated with purchases, redemptions or exchanges of Fund shares.

ANNUAL OPERATING EXPENSES (as a percentage of average net assets)

                                    Treasury     Government
                                    Cash Fund    Cash Fund     Cash Fund
                                    ---------    ----------    ---------
     Management Fees                  0.14%        0.14%         0.14%
     Rule 12b-1 Fees                  None         None          None
     Other Expenses (after
     reimbursements and waivers)      0.13%        0.06%         0.13%
                                      -----        -----         -----
     Total Operating Expenses         0.27%        0.20%         0.27%

For a further description of the various expenses incurred in the operation of the Funds and the Portfolios, see "Management." Expenses for each Fund are based on annualized estimated expenses for the fiscal year ending August 31, 1996. Absent estimated fee waivers and reimbursements, the various expenses for each of Treasury Cash Fund, Government Cash Fund and Cash Fund would be: Other Expenses, 0.22%, 0.18% and 0.22%, respectively, and Total Operating Expenses, 0.36%, 0.32% and 0.36%, respectively.

Each Fund's expenses include the Fund's pro rata portion of all operating expenses of the corresponding Portfolio, which will be borne indirectly by Fund shareholders. The Trust's board of trustees believes that the aggregate per share expenses of each Fund and its respective Portfolio will be approximately equal to the expenses the Fund would incur if its assets were invested directly in money market securities. Management Fees include all administration fees and investment advisory fees incurred by the Portfolios; as long as its assets are invested in a Portfolio, a Fund pays no investment advisory fees directly.

EXAMPLE

You would pay directly or indirectly the following expenses on a $1,000 investment in Universal Shares, assuming a 5% annual return and redemption at the end of each period:

                          One Year     Three Years     Five Years   Ten Years
                          --------     -----------     ----------   ---------
     Treasury Cash Fund      $3            $9              $15         $34
     Government Cash Fund    $2            $6              $11         $26
     Cash Fund               $3            $9              $15         $34

The example is based on the expenses listed in the table and assumes the reinvestment of all dividends. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURN. ACTUAL EXPENSES AND RETURN MAY BE GREATER OR LESS THAN INDICATED.

2.  FINANCIAL HIGHLIGHTS

The following information represents selected data for a single outstanding Universal Share of Government Cash Fund and Cash Fund for the periods indicated. During the periods shown the Funds invested directly in portfolio securities and not in a corresponding Portfolio. As of August 31, 1995, no Universal Shares of Treasury Cash Fund were outstanding; selected data for a single outstanding Institutional Share of that Fund is shown. This information has been audited by KPMG Peat Marwick LLP, independent auditors. The Funds' financial statements and the independent auditors' report thereon are incorporated by reference into the SAI and may be obtained without charge upon request.



                                                                            Ratios to Average                 Net
                                                                               Net Assets                   Assets at   Ratio to
                              Beginning              Dividends    Ending   --------------------              End of    Average Net
                              Net Asset      Net      From Net   Net Asset               Net                 Period       Assets
                              Value Per   Investment Investment  Value per           Investment  Total       (000's       Gross
                                Share      Income      Income      Share    Expenses   Income    Return      Omitted)   Expenses(2)
                                -----      ------      ------      -----    --------   ------    ------      -------    ----------

 TREASURY CASH FUND
 INSTITUTIONAL SHARES
 Year Ended August 31, 1993(1) $ 1.00       -----       -----      $ 1.00   0.45%(3)   2.56%(3)  2.81%(3)    $ 39,660   1.09%(3)
 Year Ended August 31, 1994      1.00       $0.03      $(0.03)       1.00   0.42%      3.03%     3.11%         41,194   0.74%
 Year Ended August 31, 1995      1.00        0.05       (0.05)       1.00   0.42%      5.18%     5.28%         28,530   0.86%

 GOVERNMENT CASH FUND
 UNIVERSAL SHARES
 Year Ended August 31, 1993(1)   1.00        0.03       (0.03)       1.00   0.21%(3)   3.19%(3)  3.23%(3)     158,516   0.52%(3)
 Year Ended August 31, 1994      1.00        0.04       (0.04)       1.00   0.28%      3.48%     3.64%        158,798   0.49%
 Year Ended August 31, 1995      1.00        0.06       (0.06)       1.00   0.24%      5.46%     5.78%        182,546   0.52%

 CASH FUND
 UNIVERSAL SHARES
 Year Ended August 31, 1993(1)   1.00        0.03       (0.03)       1.00   0.25%(3)   3.29%(3)  3.36%(3)      47,854   0.62%(3)
 Year Ended August 31, 1994      1.00        0.04       (0.04)       1.00   0.27%      3.50%     3.69%         22,105   0.55%
 Year Ended August 31, 1995      1.00        0.06       (0.06)       1.00   0.27%      5.59%     5.75%         26,525   0.56%

(1)  Treasury Cash Fund, Government Cash Fund and Cash Fund commenced operations
     on July 12, 1993, October 29, 1992 and December 1, 1992,    respectively.
     Cash Fund commenced operations of Investor Shares on June 16, 1995.

(2) During the periods various fees and expenses were waived and reimbursed, respectively. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.

(3)  Annualized.

3.  INVESTMENT OBJECTIVE AND POLICIES

Each Fund has a fundamental investment policy that allows it to invest all of its investable assets in its corresponding Portfolio. All other investment policies of each Fund and its corresponding Portfolio are identical. Therefore, although the following discusses the investment policies of the Portfolios (and the responsibilities of Core Trust's board of trustees (the "Core Trust Board")), it applies equally to the Funds (and the Trust's board of trustees (the "Board")).

INVESTMENT OBJECTIVE

The investment objective of each Fund is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity. Each Fund currently seeks to achieve its investment objective by investing all of its investable assets in its corresponding Portfolio, which has the same investment objective. There can be no assurance that any Fund or Portfolio will achieve its investment objective.

INVESTMENT POLICIES

The Portfolios invest only in high quality, short-term money market instruments that are determined by the Adviser, pursuant to procedures adopted by the Core Trust Board, to be eligible for purchase and to present minimal credit risks. High quality instruments include those that (i) are rated (or, if unrated, are issued by an issuer with comparable outstanding short-term debt that is rated) in the highest rating category by two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has issued a rating, by that NRSRO or (ii) are otherwise unrated and determined by the Adviser to be of comparable quality. A description of the rating categories of certain NRSROs, such as Standard & Poor's and Moody's Investors Service, Inc., is contained in the SAI.

Each Portfolio invests only in U.S. dollar-denominated instruments that have a remaining maturity of 397 days or less (as calculated under Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act")) and maintains a dollar-weighted average portfolio maturity of 90 days or less. Except to the limited extent permitted by Rule 2a-7 and except for U.S. Government Securities, each Portfolio will not invest more than 5% of its total assets in the securities of any one issuer. As used herein, "U.S. Government Securities" means obligations issued or guaranteed as to principal and interest by the United States Government, its agencies or instrumentalities.

Although each Portfolio only invests in high quality money market instruments, an investment in a Portfolio is subject to risk even if all securities in the Portfolio's portfolio are paid in full at maturity. All money market instruments, including U.S. Government Securities, can change in value when there is a change in interest rates, the issuer's actual or perceived creditworthiness or the issuer's ability to meet its obligations.

TREASURY CASH PORTFOLIO

Treasury Cash Portfolio seeks to attain its investment objective by investing primarily in U.S. Treasury Securities and repurchase agreements backed by U.S. Treasury Securities. As used herein, "U.S. Treasury Securities" means U.S. Treasury bills and notes and other U.S. Government Securities which are guaranteed as to principal and interest by the U.S. Treasury.

GOVERNMENT CASH PORTFOLIO

Government Cash Portfolio seeks to attain its investment objective by investing primarily in U.S. Government Securities and in repurchase agreements backed by U.S. Government Securities. The U.S. Government Securities in which the Portfolio may invest include securities issued by the U.S. Treasury and obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are backed by the full faith and credit of the U.S. Government, such as those guaranteed by the Small Business Administration. In addition, the U.S. Government Securities in which the Portfolio may invest include securities supported primarily or solely by the creditworthiness of the issuer, such as securities of the Federal National Mortgage Association. There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than full faith and credit securities.

CASH PORTFOLIO

Cash Portfolio seeks to attain its investment objective by investing in a broad spectrum of money market instruments. The Portfolio may invest in (i) obligations of domestic financial institutions, (ii) U.S. Government Securities (see "Investment Objective and Policies - Government Cash Portfolio") and (iii) corporate debt obligations of domestic issuers.

Financial institution obligations include negotiable certificates of deposit, bank notes, bankers' acceptances and time deposits of banks (including savings banks and savings associations) and their foreign branches. The Portfolio limits its investments in bank obligations to banks which at the time of investment have total assets in excess of one billion dollars. Certificates of deposit represent an institution's obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bank notes are debt obligations of a bank. Bankers' acceptances are negotiable obligations of a bank to pay a draft which has been drawn by a customer and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Certificates of deposit and fixed time deposits, which are payable at the stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand by the Portfolio but may be subject to early withdrawal penalties which could reduce the Portfolio's yield.

Corporate debt obligations include commercial paper (short-term promissory notes) issued by companies to finance their, or their affiliates', current obligations. The Portfolio may also invest in commercial paper or other corporate securities issued in "private placements" without registration under the Securities Act of 1933. These "restricted securities" are restricted as to disposition under the Federal securities laws in that any sale of these securities may not be made absent registration under the Securities Act of 1933 or an appropriate exemption therefrom.

ADDITIONAL INVESTMENT POLICIES

Each Fund's and each Portfolio's investment objective and certain investment limitations, as described in the SAI, may not be changed without approval of the holders of a majority of the Fund's or Portfolio's, as applicable, outstanding voting securities (as defined in the 1940 Act). Except as otherwise indicated herein or in the SAI, investment policies of a Fund or a Portfolio may be changed by the applicable board of trustees without shareholder approval. Each Portfolio may borrow money for temporary or emergency purposes (including the meeting of redemption requests), but not in excess of 33 1/3% of the value of the Portfolio's total assets. Borrowing for purposes other than meeting redemption requests will not exceed 5% of the value of the Portfolio's total assets. Each Portfolio is permitted to hold cash in any amount pending investment in securities and may invest in other investment companies that intend to comply with Rule 2a-7 and have substantially similar investment objectives and policies. A further description of the Funds' and the Portfolios' investment policies is contained in the SAI.

REPURCHASE AGREEMENTS. Each Portfolio may seek additional income by entering into repurchase agreements. Repurchase agreements are transactions in which a Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon future date, normally one to seven days later. The resale price reflects a market rate of interest that is not related to the coupon rate or maturity of the purchased security. The Trust holds the underlying collateral, which is maintained at not less than 100% of the repurchase price. Repurchase agreements involve certain risks not associated with direct investment in securities. The Portfolios, however, intend to enter into repurchase agreements only with sellers which the Adviser believes present minimal credit risks in accordance with guidelines established by the Core Trust Board. In the event that a seller defaulted on its repurchase obligation, however, a Portfolio might suffer a loss.

LIQUIDITY. To ensure adequate liquidity, each Portfolio may not invest more than 10% of its net assets in illiquid securities, including repurchase agreements not entitling the Portfolio to payment of principal within seven days. There may not be an active secondary market for securities held by a Portfolio. The value of securities that have a limited market tend to fluctuate more than those that have an active market. For this reason, a Portfolio could suffer a loss with respect to an instrument. The Adviser monitors the liquidity of the Portfolios' investments, but there can be no guarantee that an active secondary market will exist.

WHEN-ISSUED SECURITIES. In order to assure itself of being able to obtain securities at prices which the Adviser believes might not be available at a future time, each Portfolio may purchase securities on a when-issued or delayed delivery basis. Securities so purchased are subject to market price fluctuation and no interest on the securities accrues to a Portfolio until delivery and payment take place. Accordingly, the value of the securities on the delivery date may be more or less than the purchase price. Commitments for when-issued or delayed delivery transactions will be entered into only when a Portfolio has the intention of actually acquiring the securities. Failure by the other party to deliver a security purchased by a Portfolio may result in a loss or missed opportunity to make an alternative investment.

VARIABLE AND FLOATING RATE SECURITIES. The securities in which the Portfolios invest may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The interest paid on these securities is a function primarily of the index or market rate upon which the interest rate adjustments are based. Those securities with ultimate maturities of greater than 397 days may be purchased only pursuant to Rule 2a-7. Under that Rule, only those long-term instruments that have demand features which comply with certain requirements and certain U.S. Government Securities may be purchased. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness.

No Portfolio may purchase a variable or floating rate security whose interest rate is adjusted based on a long-term interest rate or index, on more than one interest rate or index, or on an interest rate or index that materially lags short-term market rates (these prohibited securities are often referred to as "derivative" securities). All variable and floating rate securities purchased by a Portfolio will have an interest rate that is adjusted based on a single short-term rate or index, such as the Prime Rate.

FINANCIAL INSTITUTION GUIDELINES. Treasury Cash Portfolio and Government Cash Portfolio invest only in instruments which, if held directly by a bank or bank holding company organized under the laws of the United States or any state thereof, would be assigned to a risk-weight category of no more than 20% under the current risk based capital guidelines adopted by the Federal bank regulators. In addition, these Portfolios limit their investments to those permissible for Federally chartered credit unions under applicable provisions of the Federal Credit Union Act and the applicable rules and regulations of the National Credit Union Administration. Government Cash Portfolio limits its investments to investments that are legally permissible for Federally chartered savings associations without limit as to percentage and to investments that permit Fund shares to qualify as liquid assets and as short-term liquid assets.

4.  MANAGEMENT

The business of the Trust is managed under the direction of the Board and the business of Core Trust is managed under the direction of the Core Trust Board. The Board formulates the general policies of the Funds and meets periodically to review the results of the Funds, monitor investment activities and practices and discuss other matters affecting the Fund and the Trust. The SAI contains general background information about the trustees and officers of the Trust and of Core Trust.

MANAGER AND INVESTMENT ADVISERS

Forum supervises the overall management of the Trust, including overseeing the Trust's receipt of services, advising the Trust and the Trustees on matters concerning the Trust and its affairs, and providing the Trust with general office facilities and certain persons to serve as officers. For these services and facilities, Forum receives a fee at an annual rate of 0.05% of the daily net assets of each Fund. Forum also serves as administrator of Core Trust and provides administrative services for each Portfolio that are similar to those provided to the Funds. For its administrative services to the Portfolios, Forum receives a fee at an annual rate of 0.05% of the daily net assets of each Portfolio.

As of the date hereof Forum acted as manager and distributor of registered investment companies with assets of approximately $11.0 billion. Forum, which is located at Two Portland Square, Portland, Maine 04101, is a registered broker-dealer and is a member of the National Association of Securities Dealers, Inc. As of the date of this Prospectus, Forum, Forum Advisors and the Trust's transfer agent were each directly controlled by John Y. Keffer, an officer and Trustee of the Trust and of Core Trust.

Subject to the general supervision of the Core Trust Board, the Adviser makes investment decisions for the Portfolios and monitors the Portfolios' investments.

The Adviser, which is located at 812 N. Linden Drive, Beverly Hills, California 90210, is controlled by Anthony R. Fischer, Jr., who acts as each Portfolio's portfolio manager. The Portfolios are currently the only investment companies advised by the Adviser. From time to time Forum Advisors may provide the Adviser with assistance regarding certain of the Adviser's responsibilities. These services may include management of part of or all of the Portfolios' investment portfolios. Forum Advisors, which is located at Two Portland Square, Portland, Maine 04101, provides investment advisory services to five other mutual funds.

For its services, the Adviser receives from each Portfolio an advisory fee based upon the total average daily net assets of the three Portfolios ("Total Portfolio Assets") that is calculated on a cumulative basis as follows: 0.05% of the first $200 million of Total Portfolio Assets, 0.03% of the next $300 million of Total Portfolio Assets, and 0.02% of the remaining Total Portfolio Assets. To the extent the Adviser has delegated its responsibilities to Forum Advisors, the Adviser pays the advisory fee accrued for such period of time to Forum Advisors. It is anticipated that the Adviser will delegate responsibility for portfolio management infrequently to Forum Advisors.

Each Fund may withdraw its investment from its corresponding Portfolio at any time if the Board determines that it is in the best interests of the Fund and its shareholders to do so. See "Other Information - Fund Structure." Accordingly, each Fund has retained the Adviser and Forum Advisors as its investment advisers to manage the Fund's assets in the event the Fund so withdraws its investment. No advisory fees are paid directly by a Fund as long as the Fund remains completely invested in its corresponding Portfolio or any other investment company.

SHAREHOLDER SERVICING

Forum Financial Corp. (the "Transfer Agent"), a registered transfer agent, acts as the Trust's transfer agent and dividend disbursing agent. The Transfer Agent maintains an account for each shareholder of the Funds (unless such accounts are maintained by sub-transfer agents or processing agents) and performs other transfer agency and related functions.

The Transfer Agent is authorized to subcontract any or all of its functions to one or more qualified sub-transfer agents or processing agents, which may be its affiliates, who agree to comply with the terms of the Transfer Agent's agreement with the Trust. The Transfer Agent may pay those agents for their services, but no such payment will increase the Transfer Agent's compensation from the Trust. For its services, the Transfer Agent is paid a transfer agent fee at an annual rate of 0.05% of the average daily net assets of each Fund attributable to Universal Shares plus $12,000 per year and certain account and additional class charges and is reimbursed for certain expenses incurred on behalf of the Funds. Forum Financial Corp. is also paid a separate fee for its portfolio accounting services to each Portfolio.

EXPENSES

Each Fund bears all of its expenses, which include Trust expenses attributable to the Fund, which are allocated to the Fund, and expenses not specifically attributable to any Fund, which are allocated among the Funds in proportion to their average net assets. Each service provider may each elect to waive (or continue to waive) all or a portion of its fees and may reimburse a Fund for certain expenses. Any such waivers or reimbursements will have the effect of increasing the Fund's performance for the period during which the waiver or reimbursement is in effect. No fee waivers may be recouped at a later date.

5.  PURCHASES AND REDEMPTIONS OF SHARES

All transactions in Fund shares are effected through the Transfer Agent, which accepts orders for purchases and redemptions only from shareholders of record and new investors. The minimum initial investment in Universal Shares is $1,000,000. Shareholders of record will receive from the Trust monthly statements listing all account activity during the statement period. The Trust reserves the right in the future to modify, limit or terminate any shareholder privilege upon appropriate notice.

PURCHASES

Fund shares are sold on a continuous basis at their next determined net asset value on all Fund Business Days. Fund shares are issued immediately following the next determination of the Fund's net asset value made after an order for the shares in proper form, accompanied by funds on deposit at a Federal Reserve Bank ("Federal Funds"), is received by the Transfer Agent. An investor's funds will not be accepted or invested by a Fund during the period before the Fund's receipt of Federal Funds. The Trust reserves the right to reject any subscription for the purchase of Fund shares.

REDEMPTIONS

Fund shares may be redeemed without charge at their next determined net asset value on any Fund Business Day following acceptance by the Transfer Agent of the redemption order in proper form (and any supporting documentation which the Transfer Agent may require). There is no minimum period of investment and no restriction on the frequency of redemptions. Redemption proceeds are paid by check mailed to the shareholder's record address immediately following any redemption unless the shareholder has elected wire redemption privileges. The right of redemption may not be suspended nor the payment dates postponed except when the New York Stock Exchange is closed (or when trading thereon is restricted) for any reason other than its customary weekend or holiday closings or under any emergency or other circumstance as determined by the SEC.

Redemption proceeds from the Portfolios may be made wholly or partially in portfolio securities if the Adviser determines it to be in the best interests of the Portfolio. Similarly, redemption proceeds from a Fund may be made wholly or partially in portfolio securities if it is determined to be in the best interests of the Fund.

If a shareholder elects telephone redemption or exchange privileges, as long as the Trust employs reasonable procedures to insure that telephone orders are genuine (which include recording certain transactions and the use of immediate written confirmation by facsimile or otherwise), the Trust, the Transfer Agent and Forum are not responsible for the authenticity of telephone instructions or losses, if any, resulting from unauthorized telephone redemption or exchange requests. Shareholders should verify the accuracy of telephone instructions immediately upon receipt of confirmation statements.

6.  PURCHASE AND REDEMPTION PROCEDURES

Investors may obtain the account application necessary to open an account or obtain additional information or assistance by contacting the Trust at 207-879-0001 or writing the Trust at the following address:
     Monarch Funds
     P.O. Box 446
     Portland, Maine 04112

INITIAL INVESTMENTS

BY BANK WIRE. To make an initial investment in a Fund using the federal wire system for transmittal of money among banks, an investor should first telephone the Transfer Agent at 207-879-0001 to obtain an account number. The investor should then wire the investor's money immediately to:

     Imperial Bank
     ABA# 122201444
     For Credit To:  Forum Financial Corp.
     Account #: 09075-933
          Re: [Name of Fund] -- Universal Shares
          Account #:___________________________
          Account Name:________________________

The investor should then promptly complete and mail the account application. Payment in the form of a bank wire is treated as a Federal Funds payment received at the time the wire is received.

BY MAIL. Investors may send a check made payable to the Trust along with a completed account application to the Transfer Agent at the address listed above. Checks are accepted at full value subject to collection.

THROUGH FINANCIAL INSTITUTIONS. Shares may be purchased and redeemed through certain broker-dealers, banks and other financial institutions ("Participating Organizations"). Participating Organizations may charge a fee for their services and may otherwise act as processing agents. Participating Organizations are responsible for promptly transmitting purchase, redemption and other requests to the Funds.

Investors who purchase shares in this manner will be subject to the procedures of their Participating Organization, which may include investment minimums, cutoff times and other restrictions in addition to, or different from, those applicable to shareholders who invest in a Fund directly. Investors purchasing Fund shares in this manner should acquaint themselves with their Participating Organization's procedures and should read this Prospectus in conjunction with any materials and information provided by their Participating Organization. Investors purchasing shares in this manner may or may not be the shareholder of record and, subject to their Participating Organization's procedures, may have Fund shares transferred into their name. Certain states permit shares to be purchased and redeemed only through registered broker-dealers, including Forum.

SUBSEQUENT INVESTMENTS

Subsequent investments in a Fund, which may be made by bank wire, by check or through Participating Organizations. Shareholders using the wire system for subsequent investments should first telephone the Transfer Agent at 207-879-0001 to notify it of the wire transfer.

REDEMPTION OF SHARES

Shareholders that wish to redeem shares by telephone or to have redemption proceeds transmitted by bank wire must elect these options by properly completing the appropriate sections of their account application.

Shareholders may make a redemption in any amount by sending a written request to the Transfer Agent or, for shareholders that have elected telephone redemption privileges, by calling the Transfer Agent and providing the shareholder's account number, the exact name in which the shareholder's shares are registered and the shareholder's social security or taxpayer identification number. During times of drastic economic or market changes, the telephone redemption privilege may be difficult to implement.

BANK WIRE REDEMPTION. For redemptions of more than $5,000, a shareholder that has elected wire redemption privileges may request a Fund to transmit redemption proceeds by Federal Funds wire to a bank account designated on the shareholder's account application.

SIGNATURE GUARANTEES. A signature guarantee is required for any written redemption request (other than an exchange) and for any instruction to change the shareholder's record name or address, a designated bank account, the dividend and distribution election, or the telephone redemption or other option elected on an account. In addition, all certificates submitted for redemption (or exchange) must be endorsed by the shareholder with signature guaranteed. Signature guarantees may be provided by any eligible institution acceptable to the Transfer Agent, including a bank, a broker, a dealer, a national securities exchange, a credit union, or a savings association that is authorized to guarantee signatures. Share certificates submitted for redemption must be endorsed by the shareholder with signature guaranteed.

OTHER REDEMPTION MATTERS. Share certificates are issued only to shareholders of record upon their written request and no certificates are issued for fractional shares. Shares for which certificates have been issued may not be redeemed or exchanged by telephone. Due to the cost to the Trust of maintaining smaller accounts, the Trust reserves the right to redeem, upon not less than 60 days' written notice, all shares in any Fund account with an aggregate net asset value of less than $100,000, unless an investment is made to restore the minimum value.

EXCHANGE PROGRAM

Investors in Universal Shares of a Fund are entitled to exchange their shares for Universal Shares of another Fund if that Fund's shares are eligible for sale in the shareholder's state. Exchanges are subject to minimum investment requirements of the Funds. There is currently no limit on the number of exchanges a shareholder may make. The Trust reserves the right in the future to modify, limit or terminate the exchange privilege upon appropriate notice to shareholders.

Exchanges may be accomplished by written instructions to the Transfer Agent or, for shareholders that have elected telephone exchange privileges, by calling the Transfer Agent and providing the shareholder's account number, the exact name in which the shareholder's shares are registered and the shareholder's social security or taxpayer identification number. During times of drastic economic or market changes, the telephone exchange privilege may be difficult to implement.

7.  DIVIDENDS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS

Dividends of each Fund's net investment income are declared daily and paid monthly following the close of the last Fund Business Day of the month. Net capital gain realized by a Fund, if any, will be distributed annually. Fund shares become entitled to receive dividends on the day the shares are issued. Shares redeemed are not entitled to receive dividends declared on or after the day on which the redemption becomes effective.

Shareholders may choose either to have all dividends reinvested in additional Fund shares or received in cash or to have dividends of net capital gain reinvested in additional Fund shares and dividends of net investment income paid in cash. All dividends are treated in the same manner for Federal income tax purposes whether received in cash or reinvested in shares of the Fund.

TAX MATTERS

TAX STATUS OF THE FUNDS. Each Fund intends to continue to qualify to be taxed as a "regulated investment company" under the Internal Revenue Code of 1986. Accordingly, each Fund will not be liable for Federal income taxes on the net investment income and capital gain distributed to its shareholders. Because the Funds intend to distribute all of their net investment income and net capital gain each year, the Funds should also avoid Federal excise taxes.

Dividends paid by each Fund out of its net investment income (including realized net short-term capital gain) are taxable to the shareholders of the Fund as ordinary income. Distributions of net long-term capital gain, if any, realized by a Fund are taxable to shareholders as long-term capital gain, regardless of the length of time the Fund shares were held by the shareholder at the time of distribution.

THE PORTFOLIOS. The Portfolios are not required to pay Federal income taxes on their net investment income and capital gain, as they are treated as partnerships for Federal income tax purposes. All interest, dividends and gains and losses of a Portfolio are deemed to have been "passed through" to the respective Fund in proportion to the Fund's holdings of the Portfolio, regardless of whether such interest, dividends or gains have been distributed by the Portfolio or losses have been realized by the Portfolio.

GENERAL. Each Fund is required by Federal law to withhold 31% of reportable payments (which may include dividends and capital gain distributions) paid to a non-corporate shareholder unless that shareholder certifies in writing that the social security or other tax identification number provided is correct and that the shareholder is not subject to backup withholding.

Reports containing appropriate information with respect to the Federal income tax status of dividends and other distributions paid during the year by the Fund will be mailed to shareholders shortly after the close of each calendar year.

The foregoing is only a summary of some of the Federal tax considerations generally affecting the Funds and their shareholders. The SAI contains a further discussion. Because other Federal, state or local tax considerations may apply, investors are urged to consult their tax advisors.

8.  OTHER INFORMATION

FUND PERFORMANCE

Universal Shares' performance may be advertised. All performance information is based on historical results, is not intended to indicate future performance and, unless otherwise indicated, is net of all expenses. Yield, which shows the rate of income a Fund has earned on its investments as a percentage of the Fund's share price, may be advertised. To calculate yield, a Fund takes the interest income it earned from its portfolio of investments for a specified period (net of expenses), divides it by the average number of shares entitled to receive dividends, and expresses the result as an annualized percentage rate based on the Fund's share price at the end of the period. A Fund's compounded annualized yield assumes the reinvestment of dividends paid by the Fund, and, therefore will be somewhat higher than the annualized yield for the same period. Each class' performance will vary. The Funds' advertisements may also reference ratings and rankings among similar funds by independent evaluators such as Morningstar, Lipper Analytical Services, Inc. or IBC/Donoghue, Inc. In addition, the performance of the Funds may be compared to recognized indices of market performance. The comparative material found in a Fund's advertisements, sales literature, or reports to shareholders may contain performance rankings. This material is not to be considered representative or indicative of future performance.

BANKING LAW MATTERS

Banking laws and regulations generally permit a bank or bank affiliate to purchase shares of an investment company as agent for and upon the order of a customer and permit a bank or bank affiliate to serve as a Participating Organization or perform sub-transfer agent or similar services for the Trust and its shareholders. If a bank or bank affiliate were prohibited from performing all or a part of the foregoing services, its shareholder customers would be permitted to remain shareholders of the Trust and alternative means for continuing to service them would be sought.

DETERMINATION OF NET ASSET VALUE

The Trust determines the net asset value per share of each Fund as of 11:00 a.m., Pacific time, on each Fund Business Day. Net asset value per share is determined by dividing the value of the Fund's net assets (the value of its interest in the Portfolio and other assets less its liabilities) by the number of shares outstanding at the time the determination is made. In order to more easily maintain a stable net asset value per share, each Portfolio's portfolio securities are valued at their amortized cost (acquisition cost adjusted for amortization of premium or accretion of discount) in accordance with Rule 2a-7. The Portfolios will only value their portfolio securities using this method if the Core Trust Board believes that it fairly reflects the market-based net asset value per share. The Portfolios' other assets, if any, are valued at fair value by or under the direction of the Core Trust Board.

THE TRUST AND ITS SHARES

The Trust is registered with the SEC as an open-end management investment company and was organized as a business trust under the laws of the State of Delaware on July 10, 1992. The Board has the authority to issue an unlimited number of shares of beneficial interest of separate series with no par value per share and to create classes of shares within each series. Except for the Funds, no other series of shares are currently authorized.

As of October 25, 1995, Imperial Asset Advisors, Inc. of Inglewood, California and Imperial Bank, Inglewood, California, each owned more than 25% of the outstanding Universal Shares of Cash Fund, but less than 25% of the total outstanding shares of that Fund. Accordingly, as of that date these persons may be deemed to have been controlling persons of that Class. In addition, as of the same date Imperial Trust Company, Los Angeles, California owned of record for the benefit of its various customers, more than 25% of the total outstanding shares of Treasury Cash Fund and of Cash Fund. From time to time various shareholders may own a large percentage of Universal Shares or shares of other classes of a Fund. These shareholders may be able to greatly affect (if not determine) the outcome of any shareholder vote.

Shares issued by the Trust have no conversion, subscription or preemptive rights. Voting rights are not cumulative and the shares of each series or class of the Trust will be voted separately except when an aggregate vote is required by law. Separate votes are taken by each class of a Fund if a matter affects just that class. The Trust is not required to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by law. Shareholders have available procedures for requiring the Trustees to call a meeting and for removing Trustees.

FUND STRUCTURE

OTHER CLASSES OF SHARES. In addition to Universal Shares, each Fund currently has two other classes of shares authorized, Institutional Shares and Investor Shares. Institutional Shares are offered solely through banks, trust companies and certain other financial institutions, and their affiliates and correspondents, for investment of their funds or funds for which they act in a fiduciary, agency or custodial capacity. Investor Shares are offered to the general public and have an investment minimum of $5,000. Institutional Shares and Investor Shares incur greater expenses than Universal Shares. Except for certain differences, each share of each class represents an undivided, proportionate interest in a Fund.
Each share of each Fund is entitled to participate equally in dividends and other distributions and the proceeds of any liquidation of that Fund except that, due to the differing expenses borne by the various classes, the amount of dividends and other distribution will differ among the classes.

CORE TRUST STRUCTURE. Each Fund invests all of its assets in its corresponding Portfolio of Core Trust, a business trust organized under the laws of the State of Delaware in September 1994 and registered under the 1940 Act as an open-end management investment company. Accordingly, a Portfolio directly acquires its own securities and its corresponding Fund acquires an indirect interest in those securities. The assets of each Portfolio belong only to, and the liabilities of the Portfolio are borne solely by, the Portfolio and no other portfolio of Core Trust. Upon liquidation of a Portfolio, investors in the Portfolio would be entitled to share pro rata in the net assets of the Portfolio available for distribution to investors.

THE PORTFOLIOS. The investment objective and fundamental investment policies of the Funds and the Portfolios can be changed only with shareholder approval. See "Prospectus Summary," "Investment Objective and Policies," and "Management" for a description of the Portfolio's investment objective, policies, restrictions, management, and expenses. A Fund's investment in a Portfolio is in the form of a non-transferable beneficial interest. As of the date of this Prospectus, the Funds are the only investors that have invested all of their assets in the Portfolios. All investors in a Portfolio will invest on the same terms and conditions as the Funds and will pay a proportionate share of the Portfolio's expenses. The Portfolios normally will not hold meetings of investors except as required by the 1940 Act. Each investor in a Portfolio will be entitled to vote in proportion to the relative value of its interest in the Portfolio. On most issues subject to a vote of investors, as required by the 1940 Act and other applicable law, a Fund will solicit proxies from shareholders of the Fund and will vote its interest in a Portfolio in proportion to the votes cast by its shareholders. If there are other investors in a Portfolio, there can be no assurance that any issue that receives a majority of the votes cast by a Fund's shareholders will receive a majority of votes cast by all investors in the Portfolio.

CONSIDERATIONS OF INVESTING IN A PORTFOLIO. A Fund's investment in a Portfolio may be affected by the actions of other large investors in the Portfolio, if any. For example, if a Portfolio had a large investor other than the Fund that redeemed its interest in the Portfolio, the Portfolio's remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns. A Fund may withdraw its entire investment from a Portfolio at any time, if the Board determines that it is in the best interests of the Fund and its shareholders to do so. The Fund might withdraw, for example, if other investors in the Portfolio, by a vote of shareholders, changed the investment objective or policies of the Portfolio in a manner not acceptable to the Board or not permissible by the Fund. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. That distribution could result in a less diversified portfolio of investments for the Fund, resulting in increased risk, and could affect adversely the liquidity of the Fund's portfolio. If the Fund decided to convert those securities to cash, it usually would incur transaction costs. If the Fund withdrew its investment from the Portfolio, the Board would consider what action might be taken, including the management of the Fund's assets in accordance with its investment objective and policies by the Adviser or the investment of all of the Fund's investable assets in another pooled investment entity having substantially the same investment objective as the Fund. Forum has only one year of experience in managing funds that utilize its "Core and Gateway-Registered Trademark-" structure.

ADDITIONAL INFORMATION. Each class of a Fund (and any other investment company that invests in a Portfolio) may have a different expense ratio and different sales charges, including distribution fees, and each class' (and investment company's) performance will be affected by its expenses and sales charges. For more information on any other class of shares of the Funds or concerning any other investment companies that invest in a Portfolio investors may contact Forum at 207-879-1900. If an investor invests through a financial institution, the investor may also contact their financial institution to obtain information about the other classes or any other investment company investing in a Portfolio.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE SAI AND THE FUNDS' OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFERING OF THE FUNDS' SHARES, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

--------------------------------------------------------------------------------
MONARCH FUNDS
--------------------------------------------------------------------------------

INVESTOR SHARES

Treasury Cash Fund
Government Cash Fund
Cash Fund

                                   PROSPECTUS
                                November 1, 1995

--------------------------------------------------------------------------------

This Prospectus offers Investor Shares of Treasury Cash Fund, Government Cash Fund and Cash Fund (each a "Fund" and collectively the "Funds"). Each Fund is a diversified money market portfolio of Monarch Funds (the "Trust"), an open-end, management investment company. Each Fund seeks to provide its shareholders with high current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

     TREASURY CASH FUND invests primarily in obligations of the U.S. Treasury and in repurchase agreements backed by these obligations.

     GOVERNMENT CASH FUND invests primarily in obligations of the U.S. Government, its agencies and instrumentalities, and in repurchase agreements backed by these obligations.

     CASH FUND invests in a broad spectrum of high-quality money market instruments.

EACH FUND SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING ALL OF ITS INVESTABLE ASSETS IN A SEPARATE PORTFOLIO OF A REGISTERED OPEN-END MANAGEMENT INVESTMENT COMPANY WITH AN IDENTICAL INVESTMENT OBJECTIVE. SEE "PROSPECTUS SUMMARY" AND "OTHER INFORMATION - FUND STRUCTURE." ACCORDINGLY, EACH FUND'S INVESTMENT EXPERIENCE WILL CORRESPOND DIRECTLY WITH THAT OF THE PORTFOLIO IN WHICH IT INVESTS.

This Prospectus sets forth concisely the information concerning the Trust and the Funds that a prospective investor should know before investing. Investors should read this Prospectus and retain it for future reference. The Trust has filed with the Securities and Exchange Commission ("SEC") a Statement of Additional Information ("SAI") dated November 1, 1995, which contains more detailed information about the Trust and the Funds and which, as amended from time to time, is incorporated herein by reference. The SAI is available without charge by contacting the Trust's distributor, Forum Financial Services, Inc., at Two Portland Square, Portland, Maine 04101.

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS

1. Prospectus Summary. . . .  2    5.  Purchases and Redemptions of Shares. . 7
2. Financial Highlights. . .  3    6.  Purchase and Redemption Procedures . . 8
3. Investment Objective and        7.  Dividends and Tax Matters. . . . . . .10
   Policies. . . . . . . . .  4    8.  Other Information. . . . . . . . . . .10
4. Management. . . . . . . .  6
--------------------------------------------------------------------------------

THERE CAN BE NO ASSURANCE THAT ANY FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

FUND SHARES ARE NOT OBLIGATIONS, DEPOSITS OR ACCOUNTS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK OR ANY AFFILIATE OF A BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FDIC, THE FEDERAL RESERVE SYSTEM OR ANY OTHER FEDERAL AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

1.  PROSPECTUS SUMMARY

FUND HIGHLIGHTS

THE FUNDS. Each Fund currently seeks to achieve its investment objective by investing all of its investable assets in Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio (each a "Portfolio" and collectively the "Portfolios"), separate series of Core Trust (Delaware) ("Core Trust"), itself a registered open-end management investment company. Accordingly, the investment experience of each Fund will correspond directly with the investment experience of its corresponding Portfolio. See "Other Information - Fund Structure." This prospectus offers shares of the Investor class of each Fund ("Investor
Shares").

MANAGEMENT. Forum Financial Services, Inc. ("Forum") supervises the overall management of the Funds and the Portfolios and is the distributor of the Funds' shares. Linden Asset Management, Inc. (the "Adviser") is the investment adviser of each Portfolio and provides professional management of the Portfolio's investments. Forum Advisors, Inc. ("Forum Advisors") provides certain subadvisory assistance to the Adviser. The Trust's transfer agent and dividend disbursing agent is Forum Financial Corp. See "Management."

SHAREHOLDER SERVICING AND DISTRIBUTION. The Trust has adopted a Shareholder Service Plan and a Plan of Distribution relating to Investor Shares under which Forum is compensated for various shareholder servicing and distribution related activities. See "Management - Shareholder Servicing" and "- Distributor."

PURCHASES AND REDEMPTIONS. The minimum initial investment in Investor Shares is $5,000. The minimum subsequent investment is $100. Investor Shares may be purchased and redeemed Monday through Friday except on Federal holidays, Good Friday and other days that the Federal Reserve Bank of San Francisco is closed ("Fund Business Days"). To be effective that day, purchase and redemption orders must be received by the Transfer Agent in good order no later than 11:00 a.m., Pacific time (2:00 p.m., Eastern Time). Shareholders may elect to have redemptions of over $5,000 redeemed by bank wire to a designated bank account. See "Purchases and Redemptions of Shares" and "Purchase and Redemption Procedures."

EXCHANGES. Shareholders may exchange Investor Shares for Investor Shares of the other Funds. See "Purchase and Redemption Procedures - Exchange Program."

Dividends. Dividends of net investment income are declared daily and paid monthly by each Fund and are automatically reinvested in additional Fund shares unless the shareholder has requested payment in cash. See "Dividends and Tax Matters."

INVESTMENT CONSIDERATIONS. There can be no assurance that any Fund will be able to maintain a stable net asset value of $1.00 per share. Although the Funds invest in money market instruments, all securities involve some level of investment risk.

EXPENSES OF INVESTING IN THE FUNDS

The purpose of the following table is to assist investors in understanding the various expenses that an investor in Investor Shares will bear directly or indirectly. There are no transaction expenses associated with purchases, redemptions or exchanges of Fund shares.

ANNUAL OPERATING EXPENSES (as a percentage of average net assets)

                                    Treasury   Government
                                    Cash Fund   Cash Fund  Cash Fund
                                    ---------   ---------  ---------
     Management Fees                  0.14%       0.14%      0.14%
     Rule 12b-1 Fees                  0.25%       0.25%      0.25%
     Other Expenses (after
     reimbursements and waivers)      0.44%       0.44%      0.44%
                                      -----       -----      -----
     Total Operating Expenses         0.83%       0.83%      0.83%

For a further description of the various expenses incurred in the operation of the Funds and the Portfolios, see "Management." Expenses for each Fund are based on annualized estimated expenses for the fiscal year ending
August 31, 1996. Absent estimated fee waivers and reimbursements "Other Expenses," and "Total Operating Expenses," for each Fund would be 0.51% and 0.90%, respectively.

The above table reflects the Funds' expenses and include the Fund's pro rata portion of all operating expenses of the corresponding Portfolio, which will be borne indirectly by Fund shareholders. The Trust's board of trustees believes that the aggregate per share expenses of each Fund and its respective Portfolio will be approximately equal to the expenses the Fund would incur if its assets were invested directly in money market securities. Management Fees include all administration fees and investment advisory fees incurred by the Portfolios; as long as its assets are invested in a Portfolio, a Fund pays no investment advisory fees directly.

EXAMPLE

You would pay directly or indirectly the following expenses on a $1,000 investment in Investor Shares, assuming a 5% annual return and redemption at the end of each period:

                          One Year   Three Years  Five Years  Ten Years
                          --------   -----------  ----------  ---------
     Treasury Cash Fund      $8          $26          $46       $103
     Government Cash Fund    $8          $26          $46       $103
     Cash Fund               $8          $26          $46       $103

The example is based on the expenses listed in the table and assumes the reinvestment of all dividends. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURN. ACTUAL EXPENSES AND RETURN MAY BE GREATER OR LESS THAN INDICATED.

2.  FINANCIAL HIGHLIGHTS

The following information represents selected data for a single outstanding Investor Shares of Treasury Cash Fund; as of the date hereof, Investor Shares of Treasury Cash Fund and Government Cash Fund were not offered. Also shown is selected data for a single outstanding Institutional Share of Treasury Cash Fund and Universal Shares of Government Cash Fund and Cash Fund for the periods indicated. Those classes were the first offered for by respective Funds and, accordingly, represent data since each Fund's inception. Prior to September 1, 1995, the Funds invested directly in portfolio securities and not in a corresponding Portfolio. This information has been audited by KPMG Peat Marwick LLP, independent auditors. The Funds' financial statements and the independent auditors' report thereon are incorporated by reference into the SAI and may be obtained without charge upon request.



                                                                            Ratios to Average                 Net
                                                                               Net Assets                   Assets at   Ratio to
                              Beginning              Dividends    Ending   --------------------              End of    Average Net
                              Net Asset      Net      From Net   Net Asset               Net                 Period       Assets
                              Value Per   Investment Investment  Value per           Investment  Total       (000's       Gross
                                Share      Income      Income      Share    Expenses   Income    Return      Omitted)   Expenses(2)
                                -----      ------      ------      -----    --------   ------    ------      -------    ----------
 TREASURY CASH FUND
 INSTITUTIONAL SHARES
 Year Ended August 31, 1993(1)  $ 1.00       -----       -----     $ 1.00   0.45%(3)   2.56%(3)  2.81%(3)    $ 39,660      1.09%(3)
 Year Ended August 31, 1994       1.00      $0.03      $(0.03)       1.00   0.42%      3.03%     3.11%         41,194      0.74%
 Year Ended August 31, 1995       1.00       0.05       (0.05)       1.00   0.42%      5.18%     5.28%         28,530      0.86%

 GOVERNMENT CASH FUND
 UNIVERSAL SHARES
 Year Ended August 31, 1993(1)    1.00       0.03      (0.03)        1.00    0.21%(3)   3.19%(3) 3.23%(3)     158,516       0.52%(3)
 Year Ended August 31, 1994       1.00       0.04      (0.04)        1.00    0.28%      3.48%    3.64%        158,798       0.49%
 Year Ended August 31, 1995       1.00       0.06      (0.06)        1.00    0.24%      5.46%    5.78%        182,546       0.52%

 CASH FUND
 UNIVERSAL SHARES
 Year Ended August 31, 1993(1)    1.00       0.03      (0.03)        1.00    0.25%(3)   3.29%(3)  3.36%(3)      47,854      0.62%(3)
 Year Ended August 31, 1994       1.00       0.04      (0.04)        1.00    0.27%      3.50%     3.69%         22,105      0.55%
 Year Ended August 31, 1995       1.00       0.06      (0.06)        1.00    0.27%      5.59%     5.75%         26,525      0.56%

 Investor Shares
 Year Ended August 31, 1995(1)    1.00       0.01      (0.01)        1.00    0.84%(3)   5.32%(3)  5.14%(3)       4,665      3.76%(3)

(1)  Treasury Cash Fund, Government Cash Fund and Cash Fund commenced operations
     on July 12, 1993, October 29, 1992 and December 1, 1992,    respectively.
     Cash Fund commenced the offering of Investor Shares on June 16, 1995.

(2) During the periods various fees and expenses were waived and reimbursed, respectively. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.

(3)  Annualized.

3.  INVESTMENT OBJECTIVE AND POLICIES

Each Fund has a fundamental investment policy that allows it to invest all of its investable assets in its corresponding Portfolio. All other investment policies of each Fund and its corresponding Portfolio are identical. Therefore, although the following discusses the investment policies of the Portfolios (and the responsibilities of Core Trust's board of trustees (the "Core Trust Board")), it applies equally to the Funds (and the Trust's board of trustees (the "Board")).

INVESTMENT OBJECTIVE

The investment objective of each Fund is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity. Each Fund currently seeks to achieve its investment objective by investing all of its investable assets in its corresponding Portfolio, which has the same investment objective. There can be no assurance that any Fund or Portfolio will achieve its investment objective.

INVESTMENT POLICIES

The Portfolios invest only in high quality, short-term money market instruments that are determined by the Adviser, pursuant to procedures adopted by the Core Trust Board, to be eligible for purchase and to present minimal credit risks. High quality instruments include those that (i) are rated (or, if unrated, are issued by an issuer with comparable outstanding short-term debt that is rated) in the highest rating category by two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has issued a rating, by that NRSRO or (ii) are otherwise unrated and determined by the Adviser to be of comparable quality. A description of the rating categories of certain NRSROs, such as Standard & Poor's and Moody's Investors Service, Inc., is contained in the SAI.

Each Portfolio invests only in U.S. dollar-denominated instruments that have a remaining maturity of 397 days or less (as calculated under Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act")) and maintains a dollar-weighted average portfolio maturity of 90 days or less. Except to the limited extent permitted by Rule 2a-7 and except for U.S. Government Securities, each Portfolio will not invest more than 5% of its total assets in the securities of any one issuer. As used herein, "U.S. Government Securities" means obligations issued or guaranteed as to principal and interest by the United States Government, its agencies or instrumentalities.

Although each Portfolio only invests in high quality money market instruments, an investment in a Portfolio is subject to risk even if all securities in the Portfolio's portfolio are paid in full at maturity. All money market instruments, including U.S. Government Securities, can change in value when there is a change in interest rates, the issuer's actual or perceived creditworthiness or the issuer's ability to meet its obligations.

TREASURY CASH PORTFOLIO

Treasury Cash Portfolio seeks to attain its investment objective by investing primarily in U.S. Treasury Securities and repurchase agreements backed by U.S. Treasury Securities. As used herein, "U.S. Treasury Securities" means U.S. Treasury bills and notes and other U.S. Government Securities which are guaranteed as to principal and interest by the U.S. Treasury.

GOVERNMENT CASH PORTFOLIO

Government Cash Portfolio seeks to attain its investment objective by investing primarily in U.S. Government Securities and in repurchase agreements backed by U.S. Government Securities. The U.S. Government Securities in which the Portfolio may invest include securities issued by the U.S. Treasury and obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are backed by the full faith and credit of the U.S. Government, such as those guaranteed by the Small Business Administration. In addition, the U.S. Government Securities in which the Portfolio may invest include securities supported primarily or solely by the creditworthiness of the issuer, such as securities of the Federal National Mortgage Association. There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than full faith and credit securities.

CASH PORTFOLIO

Cash Portfolio seeks to attain its investment objective by investing in a broad spectrum of money market instruments. The Portfolio may invest in (i) obligations of domestic financial institutions, (ii) U.S. Government Securities (see "Investment Objective and Policies - Government Cash Portfolio") and (iii) corporate debt obligations of domestic issuers.

Financial institution obligations include negotiable certificates of deposit, bank notes, bankers' acceptances and time deposits of banks (including savings banks and savings associations) and their foreign branches. The Portfolio limits its investments in bank obligations to banks which at the time of investment have total assets in excess of one billion dollars. Certificates of deposit represent an institution's obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bank notes are debt obligations of a bank. Bankers' acceptances are negotiable obligations of a bank to pay a draft which has been drawn by a customer and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Certificates of deposit and fixed time deposits, which are payable at the stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand by the Portfolio but may be subject to early withdrawal penalties which could reduce the Portfolio's yield.

Corporate debt obligations include commercial paper (short-term promissory notes) issued by companies to finance their, or their affiliates', current obligations. The Portfolio may also invest in commercial paper or other corporate securities issued in "private placements" without registration under the Securities Act of 1933. These "restricted securities" are restricted as to disposition under the Federal securities laws in that any sale of these securities may not be made absent registration under the Securities Act of 1933 or an appropriate exemption therefrom.

ADDITIONAL INVESTMENT POLICIES

Each Fund's and each Portfolio's investment objective and certain investment limitations, as described in the SAI, may not be changed without approval of the holders of a majority of the Fund's or Portfolio's, as applicable, outstanding voting securities (as defined in the 1940 Act). Except as otherwise indicated herein or in the SAI, investment policies of a Fund or a Portfolio may be changed by the applicable board of trustees without shareholder approval. Each Portfolio may borrow money for temporary or emergency purposes (including the meeting of redemption requests), but not in excess of 33 1/3% of the value of the Portfolio's total assets. Borrowing for purposes other than meeting redemption requests will not exceed 5% of the value of the Portfolio's total assets. Each Portfolio is permitted to hold cash in any amount pending investment in securities and may invest in other investment companies that intend to comply with Rule 2a-7 and have substantially similar investment objectives and policies. A further description of the Funds' and the Portfolios' investment policies is contained in the SAI.

REPURCHASE AGREEMENTS. Each Portfolio may seek additional income by entering into repurchase agreements. Repurchase agreements are transactions in which a Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon future date, normally one to seven days later. The resale price reflects a market rate of interest that is not related to the coupon rate or maturity of the purchased security. Core Trust holds the underlying collateral, which is maintained at not less than 100% of the repurchase price. Repurchase agreements involve certain risks not associated with direct investment in securities. The Portfolios, however, intend to enter into repurchase agreements only with sellers which the Adviser believes present minimal credit risks in accordance with guidelines established by the Core Trust Board. In the event that a seller defaulted on its repurchase obligation, however, a Portfolio might suffer a loss.

LIQUIDITY. To ensure adequate liquidity, each Portfolio may not invest more than 10% of its net assets in illiquid securities, including repurchase agreements not entitling the Portfolio to payment of principal within seven days. There may not be an active secondary market for securities held by a Portfolio. The value of securities that have a limited market tend to fluctuate more than those that have an active market. For this reason, a Portfolio could suffer a loss with respect to an instrument. The Adviser monitors the liquidity of the Portfolios' investments, but there can be no guarantee that an active secondary market will exist.

WHEN-ISSUED SECURITIES. In order to assure itself of being able to obtain securities at prices which the Adviser believes might not be available at a future time, each Portfolio may purchase securities on a when-issued or delayed delivery basis. Securities so purchased are subject to market price fluctuation and no interest on the securities accrues to a Portfolio until delivery and payment take place. Accordingly, the value of the securities on the delivery date may be more or less than the purchase price. Commitments for when-issued or delayed delivery transactions will be entered into only when a Portfolio has the intention of actually acquiring the securities. Failure by the other party to deliver a security purchased by a Portfolio may result in a loss or missed opportunity to make an alternative investment.

VARIABLE AND FLOATING RATE SECURITIES. The securities in which the Portfolios invest may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The interest paid on these securities is a function primarily of the index or market rate upon which the interest rate adjustments are based. Those securities with ultimate maturities of greater than 397 days may be purchased only pursuant to Rule 2a-7. Under that Rule, only those long-term instruments that have demand features which comply with certain requirements and certain U.S. Government Securities may be purchased. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness.

No Portfolio may purchase a variable or floating rate security whose interest rate is adjusted based on a long-term interest rate or index, on more than one interest rate or index, or on an interest rate or index that materially lags short-term market rates (these prohibited securities are often referred to as "derivative" securities). All variable and floating rate securities purchased by a Portfolio will have an interest rate that is adjusted based on a single short-term rate or index, such as the Prime Rate.

FINANCIAL INSTITUTION GUIDELINES. Treasury Cash Portfolio and Government Cash Portfolio invest only in instruments which, if held directly by a bank or bank holding company organized under the laws of the United States or any state thereof, would be assigned to a risk-weight category of no more than 20% under the current risk based capital guidelines adopted by the Federal bank regulators. In addition, these Portfolios limit their investments to those permissible for Federally chartered credit unions under applicable provisions of the Federal Credit Union Act and the applicable rules and regulations of the National Credit Union Administration. Government Cash Portfolio limits its investments to investments that are legally permissible for Federally chartered savings associations without limit as to percentage and to investments that permit Fund shares to qualify as liquid assets and as short-term liquid assets.

4.  MANAGEMENT

The business of the Trust is managed under the direction of the Board and the business of Core Trust is managed under the direction of the Core Trust Board. The Board formulates the general policies of the Funds and meets periodically to review the results of the Funds, monitor investment activities and practices and discuss other matters affecting the Fund and the Trust. The SAI contains general background information about the trustees and officers of the Trust and of Core Trust.

MANAGER AND INVESTMENT ADVISERS

Forum supervises the overall management of the Trust, including overseeing the Trust's receipt of services, advising the Trust and the Trustees on matters concerning the Trust and its affairs, and providing the Trust with general office facilities and certain persons to serve as officers. For these services and facilities, Forum receives a fee at an annual rate of 0.05% of the daily net assets of each Fund. Forum also serves as administrator of Core Trust and provides administrative services for each Portfolio that are similar to those provided to the Funds. For its administrative services to the Portfolios, Forum receives a fee at an annual rate of 0.05% of the daily net assets of each Portfolio.

As of the date hereof Forum acted as manager and distributor of registered investment companies with assets of approximately $11.0 billion. Forum, which is located at Two Portland Square, Portland, Maine 04101, is a registered broker-dealer and is a member of the National Association of Securities Dealers, Inc. As of the date of this Prospectus, Forum, Forum Advisors and the Trust's transfer agent were each directly controlled by John Y. Keffer, an officer and Trustee of the Trust and of Core Trust.

Subject to the general supervision of the Core Trust Board, the Adviser makes investment decisions for the Portfolios and monitors the Portfolios' investments. The Adviser, which is located at 812 N. Linden Drive, Beverly Hills, California 90210, is controlled by Anthony R. Fischer, Jr., who acts as each Portfolio's portfolio manager. The Portfolios are currently the only investment companies advised by the Adviser. From time to time Forum Advisors may provide the Adviser with assistance regarding certain of the Adviser's responsibilities. These services may include management of part of or all of the Portfolios' investment portfolios. Forum Advisors, which is located at Two Portland Square, Portland, Maine 04101, provides investment advisory services to five other mutual funds.

For its services, the Adviser receives from each Portfolio an advisory fee based upon the total average daily net assets of the three Portfolios ("Total Portfolio Assets") that is calculated on a cumulative basis as follows: 0.05% of the first $200 million of Total Portfolio Assets, 0.03% of the next $300 million of Total Portfolio Assets, and 0.02% of the remaining Total Portfolio Assets. To the extent the Adviser has delegated its responsibilities to Forum Advisors, the Adviser pays the advisory fee accrued for such period of time to Forum Advisors. It is anticipated that the Adviser will delegate responsibility for portfolio management infrequently to Forum Advisors.

Each Fund may withdraw its investment from its corresponding Portfolio at any time if the Board determines that it is in the best interests of the Fund and its shareholders to do so. See "Other Information - Fund Structure." Accordingly, each Fund has retained the Adviser and Forum Advisors as its investment advisers to manage the Fund's assets in the event the Fund so withdraws its investment. No advisory fees are paid directly by a Fund as long as the Fund remains completely invested in its corresponding Portfolio or any other investment company.

DISTRIBUTOR

Forum acts as the agent of the Trust in connection with the offering of shares of the Funds. In order to facilitate the distribution of Investor Shares, the Trust has adopted a plan of distribution (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to each Fund's Investor Shares. The Plan provides for the payment to Forum of a monthly fee at the annual rate of 0.25% of the average daily net assets of each Fund attributable to Investor Shares as compensation for Forum's services as distributor. From this amount, Forum may make payments to various financial institutions, including broker-dealers, banks and trust companies as compensation for services or reimbursement of expenses in connection with the distribution of shares or the provision of various shareholder services. The Plan obligates the Funds to pay a Rule 12b-1 fee to Forum as compensation for Forum's distribution and shareholder service activities and not as reimbursement for specific expenses incurred. Thus, even if Forum's expenses exceed its Rule 12b-1 fee for any Fund, the Fund will not be obligated to pay more than those fees and if Forum's expenses are less than such fees, it will retain its full fees and realize a profit.

SHAREHOLDER SERVICING

TRANSFER AND DIVIDEND DISBURSING AGENT. Forum Financial Corp. (the "Transfer Agent"), a registered transfer agent, acts as the Trust's transfer agent and dividend disbursing agent. The Transfer Agent maintains an account for each shareholder of the Funds (unless such accounts are maintained by sub-transfer agents or processing agents) and performs other transfer agency and related functions.

The Transfer Agent is authorized to subcontract any or all of its functions to one or more qualified sub-transfer agents or processing agents, which may be its affiliates, who agree to comply with the terms of the Transfer Agent's agreement with the Trust. The Transfer Agent may pay those agents for their services, but no such payment will increase the Transfer Agent's compensation from the Trust. For its services, the Transfer Agent is paid a transfer agent fee at an annual rate of 0.20% of the average daily net assets of each Fund attributable to Investor Shares plus $12,000 per year and certain account and additional class charges and is reimbursed for certain expenses incurred on behalf of the Funds. Forum Financial Corp. is also paid a fee for its portfolio accounting services to each Portfolio.

SHAREHOLDER SERVICE AGENTS. The Trust has adopted a shareholder service plan ("Shareholder Service Plan") which provides that, as compensation for Forum's service activities with respect to the Investor Shares, the Trust shall pay Forum a fee at an annual rate of 0.15% of the average daily net assets attributable to Investor Shares. Forum is authorized to enter into shareholder servicing agreements pursuant to which the shareholder servicing agent, on behalf of its customers, performs certain shareholder services not otherwise provided by the Transfer Agent. As compensation for its services, the shareholder servicing agent, which will be a Participating Organization, is paid a fee by Forum of up to 0.15% of the average daily net assets of Investor Shares owned by investors for which the shareholder service agent maintains a servicing relationship. Certain shareholder servicing agents may be subtransfer or processing agents.

Among the services provided by shareholder servicing agents are answering customer inquiries regarding the manner in which purchases, exchanges and redemptions of shares of the Trust may be effected and other matters pertaining to the Trust's services; providing necessary personnel and facilities to establish and maintain shareholder accounts and records; assisting shareholders in arranging for processing purchase, exchange and redemption transactions; arranging for the wiring of funds; guaranteeing shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; integrating periodic statements with other customer transactions; and providing such other related services as the shareholder may request.

EXPENSES

Each Fund bears all of its expenses, which include Trust expenses attributable to the Fund, which are allocated to the Fund, and expenses not specifically attributable to any Fund, which are allocated among the Funds in proportion to their average net assets. Each service provider may each elect to waive (or continue to waive) all or a portion of its fees and may reimburse a Fund for certain expenses. Any such waivers or reimbursements will have the effect of increasing the Fund's performance for the period during which the waiver or reimbursement is in effect. No fee waivers may be recouped at a later date.

5.  PURCHASES AND REDEMPTIONS OF SHARES

All transactions in Fund shares are effected through the Transfer Agent, which accepts orders for purchases and redemptions only from shareholders of record and new investors. The minimum initial investment in Investor Shares is $5,000. The minimum subsequent investment is $100. Shareholders of record will receive from the Trust monthly statements listing all account activity during the statement period. The Trust reserves the right in the future to modify, limit or terminate any shareholder privilege upon appropriate notice.

PURCHASES

Fund shares are sold on a continuous basis at their next determined net asset value on all Fund Business Days. Fund shares are issued immediately following the next determination of the Fund's net asset value made after an order for the shares in proper form, accompanied by funds on deposit at a Federal Reserve Bank ("Federal Funds"), is received by the Transfer

Agent. An investor's funds will not be accepted or invested by a Fund during the period before the Fund's receipt of Federal Funds. The Trust reserves the right to reject any subscription for the purchase of Fund shares.

REDEMPTIONS

Fund shares may be redeemed without charge at their next determined net asset value on any Fund Business Day following acceptance by the Transfer Agent of the redemption order in proper form (and any supporting documentation which the Transfer Agent may require). There is no minimum period of investment and no restriction on the frequency of redemptions.


Redemption proceeds are paid by check mailed to the shareholder's record address immediately following any redemption unless the shareholder has elected wire redemption privileges. The right of redemption may not be suspended nor the payment dates postponed except when the New York Stock Exchange is closed (or when trading thereon is restricted) for any reason other than its customary weekend or holiday closings or under any emergency or other circumstance as determined by the SEC.

Redemption proceeds from the Portfolios may be made wholly or partially in portfolio securities if the Adviser determines it to be in the best interests of the Portfolio. Similarly, redemption proceeds from a Fund may be made wholly or partially in portfolio securities if it is determined to be in the best interests of the Fund.

If a shareholder elects telephone redemption or exchange privileges, as long as the Trust employs reasonable procedures to insure that telephone orders are genuine (which include recording certain transactions and the use of immediate written confirmation by facsimile or otherwise), the Trust, the Transfer Agent and Forum are not responsible for the authenticity of telephone instructions or losses, if any, resulting from unauthorized telephone redemption or exchange requests. Shareholders should verify the accuracy of telephone instructions immediately upon receipt of confirmation statements.

6.  PURCHASE AND REDEMPTION PROCEDURES

Investors may obtain the account application necessary to open an account or obtain additional information or assistance by contacting the Trust at 207-879-0001 or writing Imperial Securities Corporation at the following address:

     Imperial Securities Corporation
     9920 S. La Cienega Boulevard
     14th Floor
     Inglewood, California  90301

INITIAL INVESTMENTS

BY BANK WIRE. To make an initial investment in a Fund using the federal wire system for transmittal of money among banks, an investor should first telephone the Transfer Agent at 207-879-0001 to obtain an account number. The investor should then wire the investor's money immediately to:

     Imperial Bank
     ABA# 122201444
     For Credit To:  Forum Financial Corp.
     Account #: 09075-933
          Re: [Name of Fund] -- Investor Shares
          Account #: _______________
          Account Name:_____________

The investor should then promptly complete and mail the account application. Payment in the form of a bank wire is treated as a Federal Funds payment received at the time the wire is received.

BY MAIL. Investors may send a check made payable to the Trust along with a completed account application to the Transfer Agent at the address listed above. Checks are accepted at full value subject to collection.

THROUGH FINANCIAL INSTITUTIONS. Shares may be purchased and redeemed through certain broker-dealers, banks and other financial institutions ("Participating Organizations"). Participating Organizations may charge a fee for their services and may otherwise act as processing agents. Participating Organizations are responsible for promptly transmitting purchase, redemption and other requests to the Funds.

Investors who purchase shares in this manner will be subject to the procedures of their Participating Organization, which may include investment minimums, cutoff times and other restrictions in addition to, or different from, those applicable to shareholders who invest in a Fund directly. Investors purchasing Fund shares in this manner should acquaint themselves with their Participating Organization's procedures and should read this Prospectus in conjunction with any materials and information provided by their Participating Organization. Investors purchasing shares in this manner may or may not be the shareholder of record and, subject to their Participating Organization's procedures, may have Fund shares transferred into their name. Certain states permit shares to be purchased and redeemed only through registered broker-dealers, including Forum.

SUBSEQUENT INVESTMENTS

There is a $100 minimum for subsequent investments in a Fund, which may be made by bank wire, by check or through Participating Organizations. Shareholders using the wire system for subsequent investments should first telephone the Transfer Agent at 207-879-0001 to notify it of the wire transfer.

REDEMPTION OF SHARES

Shareholders that wish to redeem shares by telephone or by check or to have redemption proceeds transmitted by bank wire must elect these options by properly completing the appropriate sections of their account application. These privileges may not be available until several weeks after a shareholder's account application is received.

BY MAIL. Shareholders may make a redemption in any amount by sending a written request to the Transfer Agent accompanied by any share certificate that may have been issued to the shareholder.

BY TELEPHONE. A shareholder that has elected telephone redemption privileges may make a telephone redemption request by calling the Transfer Agent and providing the shareholder's account number, the exact name in which the shareholder's shares are registered and the shareholder's social security or taxpayer identification number. During times of drastic economic or market changes, the telephone redemption privilege may be difficult to implement. In response to the telephone redemption instruction, the Fund will mail a check to the shareholder's record address or, if the shareholder has elected wire redemption privileges, wire the proceeds.

BY BANK WIRE. For redemptions of more than $5,000, a shareholder that has elected wire redemption privileges may request a Fund to transmit redemption proceeds by Federal Funds wire to a bank account designated on the shareholder's account application. To request bank wire redemptions by telephone, the shareholder also must have elected telephone redemption privileges.

BY CHECK. Shareholders electing check writing privileges will be provided with redemption drafts ("checks") drawn on the Fund's account which may be made out in an amount of $500 or more. When a check is presented for payment, the number of shares required to cover the amount of the check will be redeemed from the shareholder's account. If the amount of a check is greater than the value of the shares owned by the shareholder for which certificates have not been issued, the check will not be honored. If the amount of the check is less than $500, the check will be honored and shareholders will be charged a $10 fee, which will be paid by an immediate redemption from the shareholder's account. Shareholders will be subject to the Trust's rules and regulations governing the check writing privilege, as amended from time to time. The check writing privilege is not available for IRA accounts.

SIGNATURE GUARANTEES. A signature guarantee is required for any written redemption request (other than an exchange) and for any instruction to change the shareholder's record name or address, a designated bank account, the dividend and distribution election, or the telephone redemption or other option elected on an account. In addition, certificates submitted for redemption (or exchange) must be endorsed by the shareholder with signature guaranteed. Signature guarantees may be provided by any eligible institution acceptable to the Transfer Agent, including a bank, a broker, a dealer, a national securities exchange, a credit union, or a savings association that is authorized to guarantee signatures.

OTHER REDEMPTION MATTERS. Share certificates are issued only to shareholders of record upon their written request and no certificates are issued for fractional shares. Shares for which certificates have been issued may not be redeemed or exchanged by telephone. Due to the cost to the Trust of maintaining smaller accounts, the Trust reserves the right to redeem, upon not less than 60 days' written notice, all shares in any Fund account with an aggregate net asset value of less than $1,000, unless an investment is made to restore the minimum value.

EXCHANGE PROGRAM

Investors in Investor Shares of a Fund are entitled to exchange their shares for Investor Shares of another Fund if that Fund's shares are eligible for sale in the shareholder's state. Exchanges are subject to minimum investment requirements of the Funds. There is currently no limit on the number of exchanges a shareholder may make. The Trust reserves the right in the future to modify, limit or terminate the exchange privilege upon appropriate notice to shareholders.

Exchanges may be accomplished by written instructions to the Transfer Agent or, for shareholders that have elected telephone exchange privileges, by calling the Transfer Agent and providing the shareholder's account number, the exact name in which the shareholder's shares are registered and the shareholder's social security or taxpayer identification number. During times of drastic economic or market changes, the telephone exchange privilege may be difficult to implement.

BY MAIL. Exchanges may be accomplished by written instructions to the Transfer Agent accompanied by any stock certificate that may have been issued to the shareholder.

BY TELEPHONE. Exchanges may be accomplished by telephone (if the shareholder has elected telephone exchange privileges) by calling the Transfer Agent and providing the shareholder's account number, the exact name in which the shareholder's shares are registered and the shareholder's social security or taxpayer identification number. During times of drastic economic or market changes, the telephone exchange privilege may be difficult to implement.

INDIVIDUAL RETIREMENT ACCOUNTS

The Funds may be a suitable investment vehicle for part or all of the assets held in IRAs. The minimum initial investment for IRAs is $2,000, and the minimum subsequent investment is $100. Individuals may make tax-deductible IRA contributions of up to a maximum of $2,000 annually. However, this deduction will be reduced if the individual or, in the case of a married individual filing jointly either the individual or the individual's spouse, is an active participant in an employer-sponsored retirement plan and has adjusted gross income above certain levels.

7.  DIVIDENDS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS

Dividends of each Fund's net investment income are declared daily and paid monthly following the close of the last Fund Business Day of the month. Net capital gain realized by a Fund, if any, will be distributed annually. Fund shares become entitled to receive dividends on the day the shares are issued. Shares redeemed are not entitled to receive dividends declared on or after the day on which the redemption becomes effective.

Shareholders may choose either to have all dividends reinvested in additional Fund shares or received in cash or to have dividends of net capital gain reinvested in additional Fund shares and dividends of net investment income paid in cash. All dividends are treated in the same manner for Federal income tax purposes whether received in cash or reinvested in shares of the Fund.

TAX MATTERS

TAX STATUS OF THE FUNDS. Each Fund intends to continue to qualify to be taxed as a "regulated investment company" under the Internal Revenue Code of 1986. Accordingly, each Fund will not be liable for Federal income taxes on the net investment income and capital gain distributed to its shareholders. Because the Funds intend to distribute all of their net investment income and net capital gain each year, the Funds should also avoid Federal excise taxes.

Dividends paid by each Fund out of its net investment income (including realized net short-term capital gain) are taxable to the shareholders of the Fund as ordinary income. Distributions of net long-term capital gain, if any, realized by a Fund are taxable to shareholders as long-term capital gain, regardless of the length of time the Fund shares were held by the shareholder at the time of distribution.

THE PORTFOLIOS. The Portfolios are not required to pay Federal income taxes on their net investment income and capital gain, as they are treated as partnerships for Federal income tax purposes. All interest, dividends and gains and losses of a Portfolio are deemed to have been "passed through" to the respective Fund in proportion to the Fund's holdings of the Portfolio, regardless of whether such interest, dividends or gains have been distributed by the Portfolio or losses have been realized by the Portfolio.

GENERAL. Each Fund is required by Federal law to withhold 31% of reportable payments (which may include dividends and capital gain distributions) paid to a non-corporate shareholder unless that shareholder certifies in writing that the social security or other tax identification number provided is correct and that the shareholder is not subject to backup withholding. Reports containing appropriate information with respect to the Federal income tax status of dividends and other distributions paid during the year by the Fund will be mailed to shareholders shortly after the close of each calendar year.

The foregoing is only a summary of some of the Federal tax considerations generally affecting the Funds and their shareholders. The SAI contains a further discussion. Because other Federal, state or local tax considerations may apply, investors are urged to consult their tax advisors.

8.  OTHER INFORMATION

FUND PERFORMANCE

Investor Shares' performance may be advertised. All performance information is based on historical results, is not intended to indicate future performance and, unless otherwise indicated, is net of all expenses. Yield, which shows the rate of income a Fund has earned on its investments as a percentage of the Fund's share price, may be advertised. To calculate yield, a Fund takes the interest income it earned from its portfolio of investments for a specified period (net of expenses), divides it by the average number of shares entitled to receive dividends, and expresses the result as an annualized percentage rate based on the Fund's share price at the end of the period. A Fund's compounded annualized yield assumes the reinvestment of dividends paid by the Fund, and, therefore will be somewhat higher than the annualized yield for the same period. Each class' performance will vary.
The Funds' advertisements may also reference ratings and rankings among similar funds by independent evaluators such as Morningstar, Lipper
Analytical Services, Inc. or IBC/Donoghue, Inc. In addition, the performance of the Funds may be compared to recognized indices of market performance.
The comparative material found in a Fund's advertisements, sales literature, or reports to shareholders may contain performance rankings. This material is not to be considered representative or indicative of future performance.

BANKING LAW MATTERS

Banking laws and regulations generally permit a bank or bank affiliate to purchase shares of an investment company as agent for and upon the order of a customer and permit a bank or bank affiliate to serve as a Participating Organization or perform sub-transfer agent or similar services for the Trust and its shareholders. If a bank or bank affiliate were prohibited from performing all or a part of the foregoing services, its shareholder customers would be permitted to remain shareholders of the Trust and alternative means for continuing to service them would be sought.

DETERMINATION OF NET ASSET VALUE

The Trust determines the net asset value per share of each Fund as of 11:00 a.m., Pacific time, on each Fund Business Day. Net asset value per share is determined by dividing the value of the Fund's net assets (the value of its interest in the Portfolio and other assets less its liabilities) by the number of shares outstanding at the time the determination is made. In order to more easily maintain a stable net asset value per share, each Portfolio's portfolio securities are valued at their amortized cost (acquisition cost adjusted for amortization of premium or accretion of discount) in accordance with Rule 2a-7. The Portfolios will only value their portfolio securities using this method if the Core Trust Board believes that it fairly reflects the market-based net asset value per share. The Portfolios' other assets, if any, are valued at fair value by or under the direction of the Core Trust Board.

THE TRUST AND ITS SHARES

The Trust is registered with the SEC as an open-end management investment company and was organized as a business trust under the laws of the State of Delaware on July 10, 1992. The Board has the authority to issue an unlimited number of shares of beneficial interest of separate series with no par value per share and to create classes of shares within each series. Except for the Funds, no other series of shares are currently authorized.

As of October 25, 1995, Diamond Multimedia Systems, Inc., of San Jose California owned more than 25% of the total outstanding Investor Shares of Cash Fund and, as of that date, may be deemed to have controlled that Class. In addition, as of the same date, Imperial Trust Company, Los Angeles, California owned of record for the benefit of its various customers, more than 25% of the total outstanding shares of Treasury Cash Fund and of Cash Fund. From time to time various shareholders may own a large percentage of Investor Shares or shares of other classes of a Fund. Accordingly, these shareholders may be able to greatly affect (if not determine) the outcome of any shareholder vote.

Shares issued by the Trust have no conversion, subscription or preemptive rights. Voting rights are not cumulative and the shares of each series or class of the Trust will be voted separately except when an aggregate vote is required by law. Separate votes are taken by each class of a Fund if a matter affects just that class. The Trust is not required to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by law. Shareholders have available procedures for requiring the Trustees to call a meeting and for removing Trustees.

FUND STRUCTURE

OTHER CLASSES OF SHARES. In addition to Investor Shares, each Fund may create and issue shares of other classes of securities. Each Fund currently has two other classes of shares authorized, Universal Shares and Institutional Shares. Universal Shares are offered to the general public and have an investment minimum of $1,000,000. Institutional Shares are offered solely through banks, trust companies and certain other financial institutions, and their affiliates and correspondents, for investment of their funds or funds for which they act in a fiduciary, agency or custodial capacity. Universal Shares and Institutional Shares incur less expenses than Investor Shares. Except for certain differences, each share of each class represents an undivided, proportionate interest in a Fund. Each share of each Fund is entitled to participate equally in dividends and other distributions and the proceeds of any liquidation of that Fund except that, due to the differing expenses borne by the various classes, the amount of dividends and other distribution will differ among the classes.

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

CORE TRUST STRUCTURE. Each Fund invests all of its assets in its corresponding Portfolio of Core Trust, a business trust organized under the laws of the State of Delaware in September 1994 and registered under the 1940 Act as an open-end management investment company. Accordingly, a Portfolio directly acquires its own securities and its corresponding Fund acquires an indirect interest in those securities. The assets of each Portfolio belong only to, and the liabilities of the Portfolio are borne solely by, the Portfolio and no other portfolio of Core Trust. Upon liquidation of a Portfolio, investors in the Portfolio would be entitled to share pro rata in the net assets of the Portfolio available for distribution to investors.

THE PORTFOLIOS. The investment objective and fundamental investment policies of the Funds and the Portfolios can be changed only with shareholder approval. See "Prospectus Summary," "Investment Objective and Policies," and "Management" for a description of the Portfolio's investment objective, policies, restrictions, management, and expenses. A Fund's investment in a Portfolio is in the form of a non-transferable beneficial interest. As of the date of this Prospectus, the Funds are the only investors that have invested all of their assets in the Portfolios. All investors in a Portfolio will invest on the same terms and conditions as the Funds and will pay a proportionate share of the Portfolio's expenses. The Portfolios normally will not hold meetings of investors except as required by the 1940 Act. Each investor in a Portfolio will be entitled to vote in proportion to the relative value of its interest in the Portfolio. On most issues subject to a vote of investors, as required by the 1940 Act and other applicable law, a Fund will solicit proxies from shareholders of the Fund and will vote its interest in a Portfolio in proportion to the votes cast by its shareholders. If there are other investors in a Portfolio, there can be no assurance that any issue that receives a majority of the votes cast by a Fund's shareholders will receive a majority of votes cast by all investors in the Portfolio.

CONSIDERATIONS OF INVESTING IN A PORTFOLIO. A Fund's investment in a Portfolio may be affected by the actions of other large investors in the Portfolio, if any. For example, if a Portfolio had a large investor other than the Fund that redeemed its interest in the Portfolio, the Portfolio's remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns. A Fund may withdraw its entire investment from a Portfolio at any time, if the Board determines that it is in the best interests of the Fund and its shareholders to do so. The Fund might withdraw, for example, if other investors in the Portfolio, by a vote of shareholders, changed the investment objective or policies of the Portfolio in a manner not acceptable to the Board or not permissible for the Fund. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. That distribution could result in a less diversified portfolio of investments for the Fund, resulting in increased risk, and could affect adversely the liquidity of the Fund's portfolio. If the Fund decided to convert those securities to cash, it usually would incur transaction costs. If the Fund withdrew its investment from the Portfolio, the Board would consider what action might be taken, including the management of the Fund's assets in accordance with its investment objective and policies by the Adviser or the investment of all of the Fund's investable assets in another pooled investment entity having substantially the same investment objective as the Fund. Forum has only one year of experience in managing funds that utilize its "Core and Gateway-Registered Trademark-" structure.

ADDITIONAL INFORMATION. Each class of a Fund (and any other investment company that invests in a Portfolio) may have a different expense ratio and different sales charges, including distribution fees, and each class' (and investment company's) performance will be affected by its expenses and sales charges. For more information on any other class of shares of the Funds or concerning any other investment companies that invest in a Portfolio investors may contact Forum at 207-879-1900. If an investor invests through a financial institution, the investor may also contact their financial institution to obtain information about the other classes or any other investment company investing in a Portfolio.





NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE SAI AND THE FUNDS' OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFERING OF THE FUNDS' SHARES, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

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